               TRAVELERS PORTFOLIO ARCHITECT ANNUITY PROSPECTUS:
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PORTFOLIO ARCHITECT ANNUITY, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:

Capital Appreciation Fund
Money Market Portfolio
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Premier Growth Portfolio Class B
DELAWARE GROUP PREMIUM FUND
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio*
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Equity Index Portfolio Class II Shares
JANUS ASPEN SERIES
  Balanced Portfolio -- Service Shares
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Worldwide Growth Portfolio Service Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Capital Fund
  Investors Fund
  Small Cap Growth Fund
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio
TRAVELERS SERIES FUND INC. (CONTINUED)
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Strategic Stock Portfolio
  Travelers Quality Bond Portfolio
VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Contrafund(R) Portfolio -- Service Class 2
WARBURG PINCUS TRUST
  Emerging Markets Portfolio

---------------

    * Formerly Capital Appreciation Portfolio.

The Fixed Account is described in Appendix C. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about the Travelers Fund ABD for Variable Annuities or the Travelers Fund ABD II for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms...............       2
Summary..............................       3
Fee Table............................       6
Condensed Financial Information......       9
The Annuity Contract.................       9
  Contract Owner Inquiries...........       9
  Purchase Payments..................       9
  Accumulation Units.................       9
  The Funding Options................      10
Charges and Deductions...............      12
  General............................      12
  Withdrawal Charge..................      13
  Free Withdrawal Allowance..........      14
  Administrative Charges.............      14
  Mortality and Expense Risk
     Charge..........................      14
  Funding Option Expenses............      14
  Premium Tax........................      14
  Changes in Taxes Based Upon Premium
     or Value........................      15
Transfers............................      15
  Dollar Cost Averaging..............      15
Access to Your Money.................      16
  Systematic Withdrawals.............      16
  Loans..............................      17
Ownership Provisions.................      17
  Types of Ownership.................      17
     Contract Owner..................      17
     Beneficiary.....................      17
     Annuitant.......................      17
Death Benefit........................      17
  Death Proceeds Before the Maturity
     Date............................      18
  Payment of Proceeds................      18
  Death Proceeds After the Maturity
     Date............................      20
The Annuity Period...................      20
  Maturity Date......................      20
  Allocation of Annuity..............      21
  Variable Annuity...................      21
  Fixed Annuity......................      22
Payment Options......................      22
  Election of Options................      22
  Annuity Options....................      22
  Income Options.....................      23
Miscellaneous Contract Provisions....      23
  Right to Return....................      23
  Termination........................      24
  Required Reports...................      24
  Suspension of Payments.............      24
  Transfers of Contract Values to
     Other Annuities.................      24
The Separate Accounts................      24
  Performance Information............      25
Federal Tax Considerations...........      25
  General Taxation of Annuities......      26
  Types of Contracts: Qualified or
     Nonqualified....................      26
  Nonqualified Annuity Contracts.....      26
  Qualified Annuity Contracts........      27
  Penalty Tax for Premature
     Distributions...................      27
  Diversification Requirements for
     Variable Annuities..............      27
  Ownership of the Investments.......      27
  Mandatory Distributions for
     Qualified Plans.................      28
  Taxation of Death Benefit
     Proceeds........................      28
Other Information....................      28
  The Insurance Companies............      28
  Financial Statements...............      28
  IMSA...............................      28
  Distribution of Variable Annuity
     Contracts.......................      29
  Conformity with State and Federal
     Laws............................      29
  Voting Rights......................      29
  Legal Proceedings and Opinions.....      29
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company..................     A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company................     B-1
Appendix C: The Fixed Account........     C-1
Appendix D: Contents of the Statement
  of Additional Information..........     D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit....................       9
Accumulation Period..................       9
Annuitant............................      17
Annuity Payments.....................       9
Annuity Unit.........................       9
Cash Surrender Value.................      16
Contingent Annuitant.................      17
Contract Date........................       9
Contract Owner (You, Your)...........      17
Contract Value.......................       9
Contract Year........................       9
Death Report Date....................      17
Fixed Account........................     C-1
Funding Option(s)....................      10
Joint Owner..........................      17
Maturity Date........................       9
Purchase Payment.....................       9
Underlying Fund......................      10
Written Request......................       9

                                    SUMMARY:

                     TRAVELERS PORTFOLIO ARCHITECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchase your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.

Your issuing company is The Travelers Life and Annuity Company unless you purchased your Contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.

Bahamas                            North Carolina
British Virgin Islands             Oregon(1)
Guam                               Puerto Rico
Kansas                             Tennessee
Maine                              U.S. Virgin Islands
New Hampshire                      Washington(1)
New Jersey                         Wyoming
New York

---------------
(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your Contract or ask your agent for more information.

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. This Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options or income options.

Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs) and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $40,000 the Company deducts an annual contract administrative charge of $30. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually.

The annual M&E charge is 1.25%. Each underlying Fund also charges for management and other expenses.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn)

            YEARS SINCE PURCHASE
                PAYMENT MADE                       WITHDRAWAL CHARGE
                1 or less                                 6%
                    2                                     6%
                    3                                     5%
                    4                                     5%
                    5                                     4%
                    6                                     3%
                    7                                     2%
                8 and over                                0%

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                     $30
       (Waived if contract value is $40,000 or more)


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)
    Mortality & Expense Risk Charge.........................     1.25%
    Administrative Expense Charge...........................     0.15%
                                                                 ----
        Total Separate Account Charges                           1.40%
FUNDING OPTION EXPENSES:

      (as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)

                                                                                            TOTAL ANNUAL
                                                                                             OPERATING
                                           MANAGEMENT FEE                OTHER EXPENSES       EXPENSES
                                           (AFTER EXPENSE                (AFTER EXPENSE    (AFTER EXPENSE
            FUNDING OPTIONS:               REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)    REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------
Capital Appreciation Fund................       0.75%                         0.08%             0.83%
Money Market Portfolio...................       0.32%                         0.08%             0.40%(1)
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class
      B..................................       1.00%          0.25%          0.04%             1.29%
DELAWARE GROUP PREMIUM FUND
    REIT Series..........................       0.64%                         0.21%             0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio(3)............       0.75%                         0.03%             0.78%
    Small Cap Portfolio..................       0.75%                         0.03%             0.78%
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares.............................       0.21%          0.25%          0.05%             0.51%(4)
JANUS ASPEN SERIES
    Balanced Portfolio -- Service
      Shares.............................       0.65%          0.25%          0.02%             0.92%(5)
    Global Life Sciences
      Portfolio -- Service Shares........       0.65%          0.25%          0.19%             1.09%(5)
    Global Technology
      Portfolio -- Service Shares........       0.65%          0.25%          0.13%             1.03%(5)
    Worldwide Growth Portfolio -- Service
      Shares.............................       0.65%          0.25%          0.05%             0.95%(5)
SALOMON BROTHERS VARIABLE SERIES FUND
  INC.
    Capital Fund.........................       0.00%                         1.00%             1.00%(6)
    Investors Fund.......................       0.53%                         0.45%             0.98%(6)
    Small Cap Growth Fund................       0.75%                         0.75%             1.50%(6)
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio............       0.80%                         0.02%             0.82%(7)
    MFS Total Return Portfolio...........       0.80%                         0.04%             0.84%(7)
    Putnam Diversified Income
      Portfolio..........................       0.75%                         0.08%             0.83%(7)

                                                                                            TOTAL ANNUAL
                                                                                             OPERATING
                                           MANAGEMENT FEE                OTHER EXPENSES       EXPENSES
                                           (AFTER EXPENSE                (AFTER EXPENSE    (AFTER EXPENSE
            FUNDING OPTIONS:               REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)    REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...........       0.60%                         0.20%             0.80%(8)
    Disciplined Mid Cap Stock
      Portfolio..........................       0.70%                         0.25%             0.95%(9)
    Disciplined Small Cap Stock
      Portfolio..........................       0.80%                         0.20%             1.00%(8)
    Equity Income Portfolio..............       0.75%                         0.13%             0.88%
    Federated High Yield Portfolio.......       0.65%                         0.19%             0.84%
    Federated Stock Portfolio............       0.63%                         0.19%             0.82%
    Large Cap Portfolio..................       0.75%                         0.12%             0.87%
    Lazard International Stock
      Portfolio..........................       0.83%                         0.23%             1.06%
    MFS Emerging Growth Portfolio........       0.75%                         0.12%             0.87%
    MFS Mid Cap Growth Portfolio.........       0.80%                         0.20%             1.00%(8)
    MFS Research Portfolio...............       0.80%                         0.19%             0.99%
    Strategic Stock Portfolio............       0.60%                         0.30%             0.90%(8)
    Travelers Quality Bond Portfolio.....       0.32%                         0.22%             0.54%
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class 2............................       0.58%          0.25%          0.07%             0.90%(10)
WARBURG PINCUS TRUST
    Emerging Markets Portfolio...........       0.00%                         1.40%             1.40%(11)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.

(2) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.

(3) Formerly Capital Appreciation Portfolio.

(4) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO-CLASS II includes 0.06% for fund administration and a distribution plan or "Rule 12b-1 plan". Fees for Class II reflect the period from 3/22/99 (inception date) to 12/31/99. On March 22, 1999, the fund adopted its current fee structure.

(5) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.

(6) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND; 0.85%, 1.14%, and 1.99% respectively for the CAPITAL FUND; and 0.75%, 15.61%, and 16.36% respectively for the SMALL CAP GROWTH FUND. Expenses for the Small Cap Growth Fund are annualized.

(7) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

(8) Travelers Insurance has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.80% 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 1.23%, 0.99%, 1.49%, and 1.07% respectively.

(9) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.

(10) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the Total Annual Operating Expenses presented in the table would have been 0.95% for CONTRAFUND PORTFOLIO -- SERVICE CLASS 2. Service Class 2 expenses are based on estimated expenses for the first year.

(11) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.

EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

------------------------------------------------------------------------------------------------------------------
                                       IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                             END OF PERIOD SHOWN:            ANNUITIZED AT END OF PERIOD SHOWN**:
                                     -------------------------------------   -------------------------------------
          FUNDING OPTION             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund..........    83       120       160        258       23        70       120        258
Money Market Portfolio.............    78       107       138        214       18        57        98        214
ALLIANCE VARIABLE PRODUCT SERIES
  FUND, INC.
    Premier Growth Portfolio --
      Class B......................    87       134       183        304       27        84       143        304
DELAWARE GROUP PREMIUM FUND
    REIT Series....................    83       121       161        260       23        71       121        260
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio.........    82       119       158        253       22        69       118        253
    Small Cap Portfolio............    82       119       158        253       22        69       118        253
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class
      II Shares....................    80       110       144        225       20        60       104        225
JANUS ASPEN SERIES
    Balanced Portfolio -- Service
      Shares.......................    84       123       165        267       24        73       125        267
    Global Life Sciences
      Portfolio -- Service
      Shares.......................    85       128       173        284       25        78       133        284
    Global Technology Portfolio --
      Service Shares...............    85       126       170        278       25        76       130        278
    Worldwide Growth Portfolio --
      Service Shares...............    84       124       166        270       24        74       126        270
SALOMON BROTHERS VARIABLE SERIES
  FUND INC.
    Capital Fund...................    84       125       169        275       24        75       129        275
    Investors Fund.................    84       125       168        273       24        75       128        273
    Small Cap Growth Fund..........    89       140       194        324       29        90       154        324
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio......    83       120       160        257       23        70       120        257
    MFS Total Return Portfolio.....    83       120       161        259       23        70       121        259
    Putnam Diversified Income
      Portfolio....................    83       120       160        258       23        70       120        258
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.....    82       119       159        255       22        69       119        255
    Disciplined Mid Cap Stock
      Portfolio....................    84       124       166        270       24        74       126        270
    Disciplined Small Cap Stock
      Portfolio....................    84       125       169        275       24        75       129        275
    Equity Income Portfolio........    83       122       163        263       23        72       123        263
    Federated High Yield
      Portfolio....................    83       120       161        259       23        70       121        259
    Federated Stock Portfolio......    83       120       160        257       23        70       120        257
    Large Cap Portfolio............    83       121       162        262       23        71       122        262
    Lazard International Stock
      Portfolio....................    85       127       172        281       25        77       132        281
    MFS Emerging Growth Portfolio..    83       121       162        262       23        71       122        262
    MFS Mid Cap Growth Portfolio...    84       125       169        275       24        75       129        275
    MFS Research Portfolio.........    84       125       168        274       24        75       128        274
    Strategic Stock Portfolio......    83       122       164        265       23        72       124        265
    Travelers Quality Bond
      Portfolio....................    80       111       145        228       20        61       105        228
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio --
      Service Class 2..............    83       122       164        265       23        72       124        265
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.....    88       137       189        314       28        87       149        314

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.015% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Portfolio Architect Annuity is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

        FUNDING OPTION                         INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund        Seeks growth of capital through the use of common    Travelers Asset Management
                                 stocks. Income is not an objective. The Fund         International Company LLC
                                 invests principally in common stocks of small to     ("TAMIC")
                                 large companies which are expected to experience     Subadviser: Janus
                                 wide fluctuations in price both in rising and        Capital Corp.
                                 declining markets.
Money Market Portfolio           Seeks high current income from short-term money      TAMIC
                                 market instruments while preserving capital and
                                 maintaining a high degree of liquidity.
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
    Premier Growth Portfolio     Seeks long-term growth of capital by investing       Alliance Capital Management
    Class B                      primarily in equity securities of a limited
                                 number of large, carefully selected, high quality
                                 U.S. companies that are judged likely to achieve
                                 superior earning momentum.
DELAWARE GROUP PREMIUM FUND
    REIT Series                  Seeks maximum long-term total return by investing    Delaware Management Company,
                                 in securities of companies primarily engaged in      Inc.
                                 the real estate industry. Capital appreciation is    Subadviser: Lincoln Investment
                                 a secondary objective.                               Management, Inc.
DREYFUS VARIABLE INVESTMENT
FUND
    Appreciation Portfolio       Seeks primarily to provide long-term capital         The Dreyfus Corporation
                                 growth consistent with the preservation of           Subadviser: Fayez Sarofim & Co.
                                 capital; current income is a secondary investment
                                 objective. The portfolio invests primarily in the
                                 common stocks of domestic and foreign insurers.
    Small Cap Portfolio          Seeks to maximize capital appreciation.              The Dreyfus Corporation
GREENWICH STREET SERIES FUND
    Equity Index Portfolio       Seeks to replicate, before deduction of expenses,    Travelers Investment Management
    Class II Shares              the total return performance of the S&P 500          Co. ("TIMCO")
                                 Index.
JANUS ASPEN SERIES
    Balanced                     Seeks long-term capital growth, consistent with      Janus Capital
    Portfolio -- Service Shares  preservation of capital and balanced by current income.
    Global Life Sciences         Seeks long-term capital growth by investing          Janus Capital
    Portfolio -- Service Shares  primarily in equity securities of U.S. and foreign companies, normally investing at least
                                 65% of its total assets in companies with a life
                                 science orientation.
    Global Technology            Seeks long-term capital growth by investing          Janus Capital
    Portfolio -- Service Shares  primarily in equity securities of U.S. and foreign companies, normally investing at least
                                 65% of its total assets in companies likely to
                                 benefit significantly from advances in
                                 technology.

        FUNDING OPTION                         INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES (CONT.)
    Worldwide Growth             Seeks growth of capital in a manner consistent       Janus Capital
    Portfolio -- Service Shares  with preservation of capital by investing primarily in common stocks of companies of any
                                 size throughout the world.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Capital Fund                 Seeks capital appreciation, primarily through        Salomon Brothers Asset
                                 investments in common stocks which are believed      Management ("SBAM")
                                 to have above-average price appreciation
                                 potential and which may involve above average
                                 risk.
    Investors Fund               Seeks long-term growth of capital, and,              SBAM
                                 secondarily, current income, through investments
                                 in common stocks of well-known companies.
    Small Cap Growth Fund        Seeks long-term growth of capital by investing       SBAM
                                 primarily in equity securities of companies with
                                 market capitalizations similar to that of
                                 companies included in the Russell 2000 Index.
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio    Seeks long-term growth of capital. Current income    Travelers Investment Adviser
                                 is only an incidental consideration. The             ("TIA")
                                 Portfolio invests predominantly in equity            Subadviser: Alliance Capital
                                 securities of companies with a favorable outlook     Management L.P.
                                 for earnings and whose rate of growth is expected
                                 to exceed that of the U.S. economy over time
    MFS Total Return Portfolio   (a balanced portfolio) Seeks to obtain               TIA
                                 above-average income (compared to a portfolio        Subadviser: Massachusetts
                                 entirely invested in equity securities)              Financial Services Company
                                 consistent with the prudent employment of            ("MFS")
                                 capital. Generally, at least 40% of the
                                 Portfolio's assets are invested in equity
                                 securities
    Putnam Diversified Income    Seeks high current income consistent with            TIA
    Portfolio                    preservation of capital. The Portfolio will          Subadviser: Putnam Investment
                                 allocate its investments among the U.S.              Management, Inc.
                                 Government Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by     TAMIC
                                 investing in convertible bond securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities.
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in    TAMIC
    Portfolio                    a broadly diversified portfolio of U.S. common       Subadviser: TIMCO
                                 stocks.
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing    TAMIC
    Portfolio                    primarily (at least 65% of its total assets) in      Subadviser: TIMCO
                                 the common stocks of U.S. Companies with
                                 relatively small market capitalizations at the
                                 time of investment.
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%    TAMIC
                                 in income-producing equity securities. The           Subadviser: Fidelity Management
                                 balance may be invested in all types of domestic     & Research Co ("FMR")
                                 and foreign securities, including bonds. The
                                 Portfolio seeks to achieve a yield that exceeds
                                 that of the securities comprising the S&P 500 The
                                 Subadviser also considers the potential for
                                 capital appreciation.
    Federated High Yield         Seeks high current income by investing primarily     TAMIC
    Portfolio                    in a professionally managed, diversified             Subadviser: Federated
                                 portfolio of fixed income securities.                Investment Counseling, Inc.
    Federated Stock Portfolio    Seeks growth of income and capital by investing      TAMIC
                                 principally in a professionally managed and          Subadviser: Federated
                                 diversified portfolio of common stock of             Investment Counseling, Inc.
                                 high-quality companies (i.e., leaders in their
                                 industries and characterized by sound management
                                 and the ability to finance expected growth).

        FUNDING OPTION                         INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
  (CONTINUED)
    Large Cap Portfolio          Seeks long-term growth of capital by investing       TAMIC
                                 primarily in equity securities of companies with     Subadviser: FMR
                                 large market capitalizations.
    Lazard International Stock   Seeks capital appreciation by investing primarily    TAMIC
    Portfolio                    in the equity securities of non-United States        Subadviser: Lazard Asset
                                 companies (i.e., incorporated or organized           Management
                                 outside the United States).
    MFS Emerging Growth          Seeks to provide long-term growth of capital.        TAMIC
    Portfolio                    Dividend and interest income from portfolio          Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.
    MFS Mid Cap Growth           Seeks to obtain long-term growth of capital by       TAMIC
    Portfolio                    investing, under normal market conditions, at        Subadviser: MFS
                                 least 65% of its total assets in equity
                                 securities of companies with medium market
                                 capitalization which the investment adviser
                                 believes have above-average growth potential.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and     TAMIC
                                 future income.                                       Subadviser: MFS
    Strategic Stock Portfolio    Seeks to provide an above-average total return       TAMIC
                                 through a combination of potential capital           Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yielding stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii)
                                 a subset of the S&P Industrial Index.
    Travelers Quality Bond       Seeks current income, moderate capital volatility    TAMIC
                                 and total return.
VARIABLE INSURANCE PRODUCTS
FUND II
    Fidelity's Contrafund(R)     Seeks long-term capital appreciation by investing    FMR
    Portfolio -- Service Class   primarily in common stocks of companies whose
    2                            value the adviser believes is not fully
                                 recognized by the public.
WARBURG PINCUS TRUST
    Emerging Markets Portfolio   Seeks long-term growth of capital by investing       Credit Suisse Asset Management,
                                 primarily in equity securities of non-U.S.           LLC
                                 issuers consisting of companies in emerging
                                 securities markets.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
     1 or less                             6%
         2                                 6%
         3                                 5%
         4                                 5%
         5                                 4%
         6                                 3%
         7                                 2%
         8+                                0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any free withdrawal allowance (as described below), then

     (b) from any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (c) from any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - if an annuity payout has begun; or

     - if an income option of at least five year's duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous Contract year. The free withdrawal provision applies to all partial withdrawals. We reserve the right to not permit the provision on a full surrender. In Washington state, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $40,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $30 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP


Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary, or a spousal beneficiary who has chosen not to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax or outstanding loans:

     (1) the contract value;

     (2) the total purchase payments made under the Contract less all partial withdrawals; or

     (3) the step-up value (if any, as described below).

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When an additional purchase payment is made, the step-up value will be increased by the amount of that purchase payment. When a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, the step-up value will be reset to equal that greater amount. The step-up value will not be reduced on these anniversary recalculations (provided no surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or partial surrenders.

PARTIAL SURRENDER REDUCTION. If you make a partial surrender, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

     50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

     50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans:

     (1) the contract value; or

     (2) the total purchase payments made under the Contract less all partial withdrawals.

We must be notified no later than six months from the date of death in order for Us to make payment of proceeds as described above. If we receive notification more than six months after the date of death, the death benefit payable will be the contract value on the death report date, less any applicable premium tax and outstanding loans.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday for nonqualified contracts or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the cash surrender value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Fund ABD for Variable Annuities ("Fund ABD") and the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"), respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD and Fund ABD II are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.

IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior

Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                   PERIOD ENDED    PERIOD ENDED    PERIOD ENDED       PERIOD FROM
                                                   ------------    -------------   -------------   DECEMBER 16, 1996
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,            TO
                 FUNDING OPTION                        1999            1998            1997        DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (4/97)
    Unit Value at beginning of period............   $     2.046     $     1.283     $    1.032           $1.000
    Unit Value at end of period..................         3.098           2.046          1.283            1.032
    Number of units outstanding at end of
      period.....................................    25,971,911      10,561,314        870,525               --
MONEY MARKET PORTFOLIO (7/97)
    Unit Value at beginning of period............   $     1.070     $     1.033     $    1.000               --
    Unit Value at end of period..................         1.107           1.070          1.033               --
    Number of units outstanding at end of
      period.....................................    16,750,270       9,244,927        345,682               --
DELAWARE GROUP PREMIUM FUND
REIT SERIES (6/98)
    Unit Value at beginning of period............   $     0.901     $     1.000             --               --
    Unit Value at end of period..................         0.866           0.901             --               --
    Number of units outstanding at end of
      period.....................................       357,910          96,983             --               --
DREYFUS VARIABLE INVESTMENT FUND
APPRECIATION PORTFOLIO (5/98)*
    Unit Value at beginning of period............   $     1.112     $     1.000             --               --
    Unit Value at end of period..................         1.223           1.112             --               --
    Number of units outstanding at end of
      period.....................................     7,840,789       2,937,245             --               --
SMALL CAP PORTFOLIO (5/98)
    Unit Value at beginning of period............   $     0.871     $     1.000             --               --
    Unit Value at end of period..................         1.058           0.871             --               --
    Number of units outstanding at end of
      period.....................................     3,387,052       1,435,805             --               --
GREENWICH STREET SERIES FUND
EQUITY INDEX PORTFOLIO CLASS II SHARES (6/99)
    Unit Value at beginning of year..............   $     1.000              --             --               --
    Unit Value at end of year....................         1.098              --             --               --
    Number of units outstanding at end of year...       753,819              --             --               --
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
INVESTORS FUND (6/98)
    Unit Value at beginning of period............   $     1.029     $     1.000            N/A              N/A
    Unit Value at end of period..................         1.132           1.029            N/A              N/A
    Number of units outstanding at end of
      period.....................................     3,905,967       1,764,644            N/A              N/A
TRAVELERS SERIES FUND INC.
ALLIANCE GROWTH PORTFOLIO (6/97)
    Unit Value at beginning of period............   $     1.679     $     1.319     $    1.037           $1.000
    Unit Value at end of period..................         2.189           1.679          1.319            1.037
    Number of units outstanding at end of
      period.....................................    25,024,627      13,211,206      1,062,634               --
MFS TOTAL RETURN PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.303     $     1.183     $    1.000              N/A
    Unit Value at end of period..................         1.319           1.303          1.183              N/A
    Number of units outstanding at end of
      period.....................................    27,173,225      16,380,184        962,287              N/A
PUTNAM DIVERSIFIED INCOME PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.062     $     1.070     $    1.007           $1.000
    Unit Value at end of period..................         1.059           1.062          1.070            1.007
    Number of units outstanding at end of
      period.....................................     3,396,677       1,955,397         51,659               --
THE TRAVELERS SERIES TRUST
CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of period............   $     1.000     $     1.000             --               --
    Unit Value at end of period..................         1.170           1.000             --               --
    Number of units outstanding at end of
      period.....................................     1,137,997         458,699             --               --
DISCIPLINED MID CAP STOCK PORTFOLIO (6/97)
    Unit Value at beginning of period............   $     1.377     $     1.195     $    1.000               --
    Unit Value at end of period..................         1.541           1.377          1.195               --
    Number of units outstanding at end of
      period.....................................     2,663,507       1,425,770        120,880               --
DISCIPLINED SMALL CAP STOCK PORTFOLIO (6/98)
    Unit Value at beginning of period............   $     0.894     $     1.000             --               --
    Unit Value at end of period..................         1.061           0.894             --               --
    Number of units outstanding at end of
      period.....................................     1,899,628         518,858             --               --
EQUITY INCOME PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.484     $     1.339     $    1.026           $1.000
    Unit Value at end of period..................         1.535           1.484          1.339            1.026
    Number of units outstanding at end of
      period.....................................    19,892,863      12,301,819        639,656               --
FEDERATED HIGH YIELD PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.177     $     1.140     $    1.000               --
    Unit Value at end of period..................         1.196           1.177          1.140               --
    Number of units outstanding at end of
      period.....................................    10,237,038       7,715,310        620,667               --

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                   PERIOD ENDED    PERIOD ENDED    PERIOD ENDED       PERIOD FROM
                                                   ------------    -------------   -------------   DECEMBER 16, 1996
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,            TO
                 FUNDING OPTION                        1999            1998            1997        DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
FEDERATED STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.494     $     1.285     $    1.000               --
    Unit Value at end of period..................         1.552           1.494          1.285               --
    Number of units outstanding at end of
      period.....................................     7,710,739       4,599,587        352,550               --
LARGE CAP PORTFOLIO (6/97)
    Unit Value at beginning of period............   $     1.665     $     1.245     $    1.023           $1.000
    Unit Value at end of period..................         2.123           1.665          1.245            1.023
    Number of units outstanding at end of
      period.....................................    15,562,311       6,662,550        491,869               --
LAZARD INTERNATIONAL STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.216     $     1.095     $    1.027           $1.000
    Unit Value at end of period..................         1.460           1.216          1.095            1.027
    Number of units outstanding at end of
      period.....................................    10,264,070       6,533,760        849,629               --
MFS EMERGING GROWTH PORTFOLIO (4/97)
    Unit Value at beginning of period............   $     1.587     $     1.198     $    1.004           $1.000
    Unit Value at end of period..................         2.766           1.587          1.198            1.004
    Number of units outstanding at end of
      period.....................................    11,222,748       5,891,811        528,553               --
MFS MID CAP GROWTH PORTFOLIO (4/98)
    Unit Value at beginning of period............   $     0.985     $     1.000             --               --
    Unit Value at end of period..................         1.595           0.985             --               --
    Number of units outstanding at end of
      period.....................................     3,220,420         696,846             --               --
MFS RESEARCH PORTFOLIO (5/98)
    Unit Value at beginning of period............   $     1.054     $     1.000             --               --
    Unit Value at end of period..................         1.285           1.054             --               --
    Number of units outstanding at end of
      period.....................................     1,352,776         149,981             --               --
STRATEGIC STOCK PORTFOLIO (7/98)
    Unit Value at beginning of period............   $     0.948     $     1.000             --               --
    Unit Value at end of period..................         0.981           0.948             --               --
    Number of units outstanding at end of
      period.....................................       221,310          13,783             --               --
TRAVELERS QUALITY BOND PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.131     $     1.057     $    1.001           $1.000
    Unit Value at end of period..................         1.128           1.131          1.057            1.001
    Number of units outstanding at end of
      period.....................................    13,396,194       9,328,606        378,758               --
WARBURG PINCUS TRUST
EMERGING MARKETS PORTFOLIO (6/98)
    Unit Value at beginning of period............   $     0.734     $     1.000             --               --
    Unit Value at end of period..................         1.313           0.734             --               --
    Number of units outstanding at end of
      period.....................................       892,012         223,688             --               --

The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding Options not listed had no amounts yet allocated to them.

"Number of Units Outstanding at end of period" may include units for Contract Owners in the payout phase.

The financial statements for Fund ABD and the consolidated financial statements of The Travelers Insurance Company and its Subsidiaries are contained in the SAI.

* Formerly Capital Appreciation Portfolio.

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                PERIOD ENDED   PERIOD ENDED   PERIOD ENDED      PERIOD FROM
                                                ------------   ------------   ------------   DECEMBER 16, 1996
                                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,          TO
                FUNDING OPTION                      1999           1998           1997       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (12/96)
    Unit Value at beginning of period.........  $     2.046    $     1.283     $    1.032         $ 1.000
    Unit Value at end of period...............        3.098          2.046          1.283           1.032
    Number of units outstanding at end of
      period..................................   46,942,401     23,010,432      6,344,051          29,824
MONEY MARKET PORTFOLIO (2/97)
    Unit Value at beginning of period.........  $     1.070    $     1.033     $    1.000              --
    Unit Value at end of period...............        1.107          1.070          1.033              --
    Number of units outstanding at end of
      period..................................   37,736,754     16,762,447      5,369,177              --
DELAWARE GROUP PREMIUM FUND
    REIT SERIES (5/98)
    Unit Value at beginning of period.........  $     0.901    $     1.000             --              --
    Unit Value at end of period...............        0.866          0.901             --              --
    Number of units outstanding at end of
      period..................................    1,280,359        632,612             --              --
DREYFUS VARIABLE INVESTMENT FUND
    APPRECIATION PORTFOLIO (4/98)*
    Unit Value at beginning of period.........  $     1.112    $     1.000             --              --
    Unit Value at end of period...............        1.223          1.112             --              --
    Number of units outstanding at end of
      period..................................   10,488,399      2,833,960             --              --
    SMALL CAP PORTFOLIO (4/98)
    Unit Value at beginning of period.........  $     0.871    $     1.000             --              --
    Unit Value at end of period...............        1.058          0.871             --              --
    Number of units outstanding at end of
      period..................................    7,815,322      3,051,249             --              --
GREENWICH STREET SERIES FUND
    EQUITY INDEX PORTFOLIO CLASS II
    SHARES (6/99)
    Unit Value at beginning of year...........  $     1.000    $        --             --              --
    Unit Value at end of year.................        1.098             --             --              --
    Number of units outstanding at end of
      year....................................    3,460,443             --             --              --
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    INVESTORS FUND (4/98)
    Unit Value at beginning of period.........  $     1.029    $     1.000             --              --
    Unit Value at end of period...............        1.132          1.029             --              --
    Number of units outstanding at end of
      period..................................    8,670,638      3,232,444             --              --
TRAVELERS SERIES FUND, INC.
    ALLIANCE GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of period.........  $     1.679    $     1.319     $    1.037         $ 1.000
    Unit Value at end of period...............        2.189          1.679          1.319           1.037
    Number of units outstanding at end of
      period..................................   47,167,905     31,011,054      8,259,362           2,250
    MFS TOTAL RETURN PORTFOLIO (1/97)
    Unit Value at beginning of period.........  $     1.303    $     1.183     $    1.000              --
    Unit Value at end of period...............        1.319          1.303          1.183              --
    Number of units outstanding at end of
      period..................................   54,290,552     42,017,841      9,959,634              --
    PUTNAM DIVERSIFIED INCOME PORTFOLIO
      (12/96)
    Unit Value at beginning of period.........  $     1.062    $     1.070     $    1.007         $ 1.000
    Unit Value at end of period...............        1.059          1.062          1.070           1.007
    Number of units outstanding at end of
      period..................................    4,489,463      3,797,291      1,132,608           3,300
THE TRAVELERS SERIES TRUST
    CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of period.........  $     1.000    $     1.000             --              --
    Unit Value at end of period...............        1.170          1.000             --              --
    Number of units outstanding at end of
      period..................................    2,431,429        414,907             --              --

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                PERIOD ENDED   PERIOD ENDED   PERIOD ENDED      PERIOD FROM
                                                ------------   ------------   ------------   DECEMBER 16, 1996
                                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,          TO
                FUNDING OPTION                      1999           1998           1997       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT.)
    DISCIPLINED MID CAP STOCK PORTFOLIO (6/97)
    Unit Value at beginning of period.........  $     1.377    $     1.195     $    1.000              --
    Unit Value at end of period...............        1.541          1.377          1.195              --
    Number of units outstanding at end of
      period..................................    6,716,626      5,142,990      1,668,733              --
    DISCIPLINED SMALL CAP STOCK
      PORTFOLIO (5/98)
    Unit Value at beginning of period.........  $     0.894    $     1.000             --              --
    Unit Value at end of period...............        1.061          0.894             --              --
    Number of units outstanding at end of
      period..................................    1,202,404        450,528             --              --
    EQUITY INCOME PORTFOLIO (12/96)
    Unit Value at beginning of period.........  $     1.484    $     1.339     $    1.026         $ 1.000
    Unit Value at end of period...............        1.535          1.484          1.339           1.026
    Number of units outstanding at end of
      period..................................   35,687,217     25,733,333      6,719,150          30,196
    FEDERATED HIGH YIELD PORTFOLIO (1/97)
    Unit Value at beginning of period.........  $     1.177    $     1.140     $    1.000              --
    Unit Value at end of period...............        1.196          1.177          1.140              --
    Number of units outstanding at end of
      period..................................   22,260,856     18,811,555      4,566,993              --
    FEDERATED STOCK PORTFOLIO (1/97)
    Unit Value at beginning of period.........  $     1.494    $     1.285     $    1.000              --
    Unit Value at end of period...............        1.552          1.494          1.285              --
    Number of units outstanding at end of
      period..................................   14,406,177     11,892,034      3,816,999              --
    LARGE CAP PORTFOLIO (12/96)
    Unit Value at beginning of period.........  $     1.665    $     1.245     $    1.023         $ 1.000
    Unit Value at end of period...............        2.123          1.665          1.245           1.023
    Number of units outstanding at end of
      period..................................   28,051,763     15,040,703      4,815,858           7,800
    LAZARD INTERNATIONAL STOCK PORTFOLIO
      (12/96)
    Unit Value at beginning of period.........  $     1.216    $     1.095     $    1.027         $ 1.000
    Unit Value at end of period...............        1.460          1.216          1.095           1.027
    Number of units outstanding at end of
      period..................................   25,226,349     17,270,810      5,694,288           5,702
    MFS EMERGING GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of period.........  $     1.587    $     1.198     $    1.004         $ 1.000
    Unit Value at end of period...............        2.766          1.587          1.198           1.004
    Number of units outstanding at end of
      period..................................   22,881,721     15,538,984      4,218,974          31,886
    MFS MID CAP GROWTH PORTFOLIO (4/98)
    Unit Value at beginning of period.........  $     0.985    $     1.000             --              --
    Unit Value at end of period...............        1.595          0.985             --              --
    Number of units outstanding at end of
      period..................................    4,760,902        965,761             --              --
    MFS RESEARCH PORTFOLIO (5/98)
    Unit Value at beginning of period.........  $     1.054    $     1.000             --              --
    Unit Value at end of period...............        1.285          1.054             --              --
    Number of units outstanding at end of
      period..................................      669,474        211,400             --              --
    STRATEGIC STOCK PORTFOLIO (5/98)
    Unit Value at beginning of period.........  $     0.948    $     1.000             --              --
    Unit Value at end of period...............        0.981          0.948             --              --
    Number of units outstanding at end of
      period..................................      434,122        147,123             --              --
    TRAVELERS QUALITY BOND PORTFOLIO (12/96)
    Unit Value at beginning of period.........  $     1.131    $     1.057     $    1.001         $ 1.000
    Unit Value at end of period...............        1.128          1.131          1.057           1.001
    Number of units outstanding at end of
      period..................................   26,069,226     15,435,236      3,137,736          95,203

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                PERIOD ENDED   PERIOD ENDED   PERIOD ENDED      PERIOD FROM
                                                ------------   ------------   ------------   DECEMBER 16, 1996
                                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,          TO
                FUNDING OPTION                      1999           1998           1997       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------
WARBURG PINCUS TRUST
    EMERGING MARKETS PORTFOLIO (5/98)
    Unit Value at beginning of period.........  $     0.734    $     1.000            N/A             N/A
    Unit Value at end of period...............        1.313          0.734            N/A             N/A
    Number of units outstanding at end of
      period..................................    2,521,807        780,839            N/A             N/A

The Company began tracking the Accumulation Unit Values in 1996, however the Separate Account had no assets until 1997.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding Options not listed had no amounts yet allocated to them.

"Number of units outstanding at end of period" may include units for contract owners in the payout phase.

The financial statements for Fund ABD II and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

* Formerly Capital Appreciation Portfolio.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal and Underwriting Agreement
        Valuation of Assets
        Performance Information
        Mixed and Shared Funding
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20686S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20687S

Name:
--------------------------------------------------------------------------------

Address:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

L-20686                                                              May 1, 2000

            TRAVELERS PORTFOLIO ARCHITECT SELECT ANNUITY PROSPECTUS:
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PORTFOLIO ARCHITECT SELECT ANNUITY, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/ or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:

Capital Appreciation Fund
Money Market Portfolio
ALLIANCE VARIABLE PRODUCT SERIES FUND
  Premier Growth Portfolio Class B
DELAWARE GROUP PREMIUM FUND
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio*
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Diversified Strategic Income Portfolio
  Equity Index Portfolio Class II Shares
  Total Return Portfolio
JANUS ASPEN SERIES
  Balanced Portfolio -- Service Shares
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  Travelers Quality Bond Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio -- Service Class 2
WARBURG PINCUS TRUST
  Emerging Markets Portfolio

---------------

* Formerly Capital Appreciation Fund.

The Fixed Account is described in Appendix C. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about the Travelers Fund ABD for Variable Annuities or the Travelers Fund ABD II for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     10
The Annuity Contract..................     10
  Contract Owner Inquiries............     10
  Purchase Payments...................     10
  Accumulation Units..................     10
  The Funding Options.................     11
Charges and Deductions................     14
  General.............................     14
  Withdrawal Charge...................     14
  Free Withdrawal Allowance...........     15
  Administrative Charges..............     15
  Mortality and Expense Risk Charge...     16
  Funding Option Expenses.............     16
  Premium Tax.........................     16
  Changes in Taxes Based Upon Premium
     or Value.........................     16
Transfers.............................     16
  Dollar Cost Averaging...............     17
Access to Your Money..................     17
  Systematic Withdrawals..............     18
  Loans...............................     18
Ownership Provisions..................     18
  Types of Ownership..................     18
     Contract Owner...................     18
     Beneficiary......................     18
     Annuitant........................     19
Death Benefit.........................     19
  Death Proceeds Before the Maturity
     Date.............................     19
  Payment of Proceeds.................     20
  Death Proceeds After the Maturity
     Date.............................     22
The Annuity Period....................     22
  Maturity Date.......................     22
  Allocation of Annuity...............     23
  Variable Annuity....................     23
  Fixed Annuity.......................     23
Payment Options.......................     24
  Election of Options.................     24
  Annuity Options.....................     24
  Income Options......................     25
Miscellaneous Contract Provisions.....     25
  Right to Return.....................     25
  Termination.........................     25
  Required Reports....................     25
  Suspension of Payments..............     26
  Transfers of Contract Values to
     Other Annuities..................     26
The Separate Accounts.................     26
  Performance Information.............     26
Federal Tax Considerations............     27
  General Taxation of Annuities.......     27
  Types of Contracts: Qualified or
     Nonqualified.....................     27
  Nonqualified Annuity Contracts......     28
  Qualified Annuity Contracts.........     28
  Penalty Tax for Premature
     Distributions....................     28
  Diversification Requirements for
     Variable Annuities...............     29
  Ownership of the Investments........     29
  Mandatory Distributions for
     Qualified Plans..................     29
  Taxation of Death Benefit
     Proceeds.........................     29
Other Information.....................     30
  The Insurance Companies.............     30
  Financial Statements................     30
  IMSA................................     30
  Distribution of Variable Annuity
     Contracts........................     30
  Conformity with State and Federal
     Laws.............................     30
  Voting Rights.......................     31
  Legal Proceedings and Opinions......     31
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company...................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company.................    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     10
Accumulation Period...................     10
Annuitant.............................     19
Annuity Payments......................     10
Annuity Unit..........................     11
Cash Surrender Value..................     17
Contingent Annuitant..................     19
Contract Date.........................     10
Contract Owner (You, Your)............     18
Contract Value........................     10
Contract Year.........................     10
Death Report Date.....................     19
Fixed Account.........................    C-1
Funding Option(s).....................     11
Joint Owner...........................     18
Maturity Date.........................     10
Purchase Payment......................     10
Underlying Fund.......................     11
Written Request.......................     10

                                    SUMMARY:
                  TRAVELERS PORTFOLIO ARCHITECT SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchase your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.

Your issuing company is The Travelers Life and Annuity Company unless you purchased your Contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.

Bahamas                            North Carolina
British Virgin Islands             Oregon(1)
Guam                               Puerto Rico
Kansas                             Tennessee
Maine                              U.S. Virgin Islands
New Hampshire                      Washington(1)
New Jersey                         Wyoming
New York

---------------
(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your Contract or ask your agent for more information.

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract where the Contract has been approved for sale. This Contract may not currently be available for sale in all locations.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options or income options.

Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs) and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $40,000 the Company deducts an annual contract administrative charge of $30. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually. The annual M&E charge is 1.25%. Each underlying Fund also charges for management and other expenses.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

          - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

        - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of purchase payments withdrawn):

            YEARS SINCE PURCHASE
                PAYMENT MADE                       WITHDRAWAL CHARGE
                 1 or less                                6%
                     2                                    6%
                     3                                    5%
                     4                                    5%
                     5                                    4%
                     6                                    3%
                     7                                    2%
                 8 and over                               0%

     ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................    $30
        (Waived if contract value is $40,000 or more)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)
      Mortality and Expense Risk Charge.....................     1.25%
     Administrative Expense Charge..........................     0.15%
                                                                 -----
        Total Separate Account Charges......................     1.40%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding
  Option as of December 31, 1999, unless noted otherwise)

                                                                                     TOTAL ANNUAL
                                       MANAGEMENT                      OTHER          OPERATING
                                          FEE                         EXPENSES         EXPENSES
                                     (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
         FUNDING OPTIONS:            REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------
Capital Appreciation Fund..........      0.75%                         0.08%            0.83%
Money Market Portfolio.............      0.32%                         0.08%            0.40%(1)
ALLIANCE VARIABLE PRODUCT SERIES
  FUND, INC.
    Premier Growth Portfolio --
      Class B......................      1.00%          0.25%          0.04%            1.29%
DELAWARE GROUP PREMIUM FUND
    REIT Series....................      0.64%                         0.21%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio(3)......      0.75%                         0.03%            0.78%
    Small Cap Portfolio............      0.75%                         0.03%            0.78%
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.........      0.75%                         0.04%            0.79%(4)
    Diversified Strategic Income
      Portfolio....................      0.65%                         0.13%            0.78%(4)
    Equity Index Portfolio -- Class
      II Shares....................      0.21%          0.25%          0.05%            0.51%(5)
    Total Return Portfolio.........      0.75%                         0.04%            0.79%(4)
JANUS ASPEN SERIES
    Balanced Portfolio -- Service
      Shares.......................      0.65%          0.25%          0.02%            0.92%(6)
    Global Life Sciences
      Portfolio -- Service
      Shares.......................      0.65%          0.25%          0.19%            1.09%(6)
    Global Technology Portfolio --
      Service Shares...............      0.65%          0.25%          0.13%            1.03%(6)
    Worldwide Growth Portfolio --
      Service Shares...............      0.65%          0.25%          0.05%            0.95%(6)
SALOMON BROTHERS VARIABLE SERIES
  FUND INC.
    Investors Fund.................      0.53%                         0.45%            0.98%(7)
TRAVELERS SERIES FUND INC
    Alliance Growth Portfolio......      0.80%                         0.02%            0.82%(8)
    MFS Total Return Portfolio.....      0.80%                         0.04%            0.84%(8)
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.....      0.60%                         0.20%            0.80%(9)
    Disciplined Mid Cap Stock
      Portfolio....................      0.70%                         0.25%            0.95%(10)
    Disciplined Small Cap Stock
      Portfolio....................      0.80%                         0.20%            1.00%(9)
    Equity Income Portfolio........      0.75%                         0.13%            0.88%
    Federated High Yield
      Portfolio....................      0.65%                         0.19%            0.84%

                                                                                     TOTAL ANNUAL
                                       MANAGEMENT                      OTHER          OPERATING
                                          FEE                         EXPENSES         EXPENSES
                                     (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
         FUNDING OPTIONS:            REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------
    Federated Stock Portfolio......      0.63%                         0.19%            0.82%
    Large Cap Portfolio............      0.75%                         0.12%            0.87%
    Lazard International Stock
      Portfolio....................      0.83%                         0.23%            1.06%
    MFS Emerging Growth Portfolio..      0.75%                         0.12%            0.87%
    MFS Mid Cap Growth Portfolio...      0.80%                         0.20%            1.00%(9)
    Travelers Quality Bond
      Portfolio....................      0.32%                         0.22%            0.54%
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio --
      Service Class 2..............      0.58%          0.25%          0.07%            0.90%(11)
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.....      0.00%                         1.40%            1.40%(12)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.

(2) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.

(3) Formerly Capital Appreciation Fund.

(4) The Portfolio Management Fee for the APPRECIATION PORTFOLIO, the TOTAL RETURN, and the DIVERSIFIED STRATEGIC INCOME PORTFOLIO includes 0.20% for fund administration.

(5) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO -- CLASS II includes 0.06% for fund administration and a distribution plan or "Rule 12b-1 plan". Fees for Class II reflect the period from 3/22/99 (inception date) to 12/31/99. On March 22, 1999, the fund adopted its current fee structure.

(6) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.

(7) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND.

(8) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

(9) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.80%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 1.23%, 1.49%, and 1.07% respectively.

(10) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.

(11) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the Total Annual Operating Expenses presented in the table would have been 0.95% for

     CONTRAFUND PORTFOLIO -- SERVICE CLASS 2. Service Class 2 expenses are based on estimated expenses for the first year.

(12) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.

EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

------------------------------------------------------------------------------------------------------------------
                                       IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                              END OF PERIOD SHOWN             ANNUITIZED AT END OF PERIOD SHOWN:
                                     -------------------------------------   -------------------------------------
          FUNDING OPTION             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund..........    83       120       160        258       23        70       120        258
Money Market Portfolio.............    78       107       138        214       18        57        98        214
ALLIANCE VARIABLE PRODUCT SERIES
FUND, INC.
    Premier Growth Portfolio --
      Class B......................    87       134       183        304       27        84       143        304
DELAWARE GROUP PREMIUM FUND
    REIT Series....................    83       121       161        260       23        71       121        260
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio.........    82       119       158        253       22        69       118        253
    Small Cap Portfolio............    82       119       158        253       22        69       118        253
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.........    82       119       158        254       22        69       118        254
    Diversified Strategic Income
      Portfolio....................    82       119       158        253       22        69       118        253
    Equity Index Portfolio -- Class
      II Shares....................    80       110       144        225       20        60       104        225
    Total Return Portfolio.........    82       119       158        254       22        69       118        254
JANUS ASPEN SERIES
    Balanced Portfolio -- Service
      Shares.......................    84       123       165        267       24        73       125        267
    Global Life Sciences
      Portfolio -- Service
      Shares.......................    85       128       173        284       25        78       133        284
    Global Technology Portfolio --
      Service Shares...............    85       126       170        278       25        76       130        278
    Worldwide Growth Portfolio --
      Service Shares...............    84       124       166        270       24        74       126        270
SALOMON BROTHERS VARIABLE SERIES
FUND INC.
    Investors Fund.................    84       125       168        273       24        75       128        275
TRAVELERS SERIES FUND INC
    Alliance Growth Portfolio......    83       120       160        257       23        70       120        257
    MFS Total Return Portfolio.....    83       120       161        259       23        70       121        259
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.....    82       119       159        255       22        69       119        255
    Disciplined Mid Cap Stock
      Portfolio....................    84       124       166        270       24        74       126        270
    Disciplined Small Cap Stock
      Portfolio....................    84       125       169        275       24        75       129        275
    Equity Income Portfolio........    83       122       163        263       23        72       123        263
    Federated High Yield
      Portfolio....................    83       120       161        259       23        70       121        259
    Federated Stock Portfolio......    83       120       160        257       23        70       120        257
    Large Cap Portfolio............    83       121       162        262       23        71       122        262
    Lazard International Stock
      Portfolio....................    85       127       172        281       25        77       132        281
    MFS Emerging Growth Portfolio..    83       121       162        262       23        71       122        262
    MFS Mid Cap Growth Portfolio...    84       125       169        275       24        75       129        275
    Travelers Quality Bond
      Portfolio....................    80       111       145        228       20        61       105        228
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R)
      Portfolio -- Service Class
      2............................    83       122       164        265       23        72       124        265
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.....    88       137       189        314       28        87       149        314

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.015% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                            See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Portfolio Architect Select Annuity is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your

Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

      FUNDING OPTION                      INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund     Seeks growth of capital through the use of     Travelers Asset Management
                              common stocks. Income is not an objective.     International Company LLC
                              The Fund invests principally in common stocks  ("TAMIC")
                              of small to large companies which are          Subadviser: Janus Capital Corp.
                              expected to experience wide fluctuations in
                              price both in rising and declining markets.
Money Market Portfolio        Seeks high current income from short-term      TAMIC
                              money market instruments while preserving
                              capital and maintaining a high degree of
                              liquidity.

ALLIANCE VARIABLE PRODUCT
SERIES FUND
  Premier Growth Portfolio    Seeks long-term growth of capital by           Alliance Capital Management
  Class B                     investing primarily in equity securities of a
                              limited number of large, carefully selected,
                              high quality U.S. companies that are judged
                              likely to achieve superior earning momentum.

DELAWARE GROUP PREMIUM FUND
  REIT Series                 Seeks maximum long-term total return by        Delaware Management Company, Inc.
                              investing in securities of companies           Subadviser: Lincoln Investment
                              primarily engaged in the real estate           Management, Inc.
                              industry. Capital appreciation is a secondary
                              objective.

DREYFUS VARIABLE INVESTMENT
FUND
  Appreciation Portfolio      Seeks primarily to provide long-term capital   The Dreyfus Corporation
                              growth consistent with the preservation of     Subadviser: Fayez Sarofim & Co.
                              capital; current income is a secondary
                              investment objective. The portfolio invests
                              primarily in the common stocks of domestic
                              and foreign insurers.
  Small Cap Portfolio         Seeks to maximize capital appreciation.        The Dreyfus Corporation

GREENWICH STREET SERIES
FUND
  Appreciation Portfolio      Seeks long term appreciation of capital by     SSB Citi Fund Management LLC.
                              investing primarily in equity securities.      ("SSB Citi")
  Diversified Strategic       Seeks high current income by investing         SSB Citi
  Income Portfolio            primarily in the following fixed income        Subadviser: Smith Barney Global
                              securities: U.S. Gov't and mortgage-related    Capital Management, Inc.
                              securities, foreign gov't bonds and corporate
                              bonds rated below investment grade.

      FUNDING OPTION                      INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------
  Equity Index Portfolio      Seeks to replicate, before deduction of        Travelers Investment Management
  Class II                    expenses, the total return performance of the  Co. ("TIMCO")
                              S&P 500 Index.
  Total Return Portfolio      An equity portfolio that seeks to provide      SSB Citi
                              total return, consisting of long-term capital
                              appreciation and income. The Portfolio will
                              invest primarily in a diversified portfolio
                              of dividend-paying common stocks.

JANUS ASPEN SERIES
  Balanced Portfolio --       Seeks long-term capital growth, consistent     Janus Capital
  Service Shares              with preservation of capital and balanced by
                              current income.
  Global Life Sciences        Seeks long-term capital growth by investing    Janus Capital
  Portfolio -- Service        primarily in equity securities of U.S. and
  Shares                      foreign companies, normally investing at
                              least 65% of its total assets in companies
                              with a life science orientation.
  Global Technology           Seeks long-term capital growth by investing    Janus Capital
  Portfolio -- Service        primarily in equity securities of U.S. and
  Shares                      foreign companies, normally investing at
                              least 65% of its total assets in companies
                              likely to benefit significantly from advances
                              in technology.
  Worldwide Growth            Seeks growth of capital in a manner            Janus Capital
  Portfolio -- Service        consistent with preservation of capital by
  Shares                      investing primarily in common stocks of
                              companies of any size throughout the world

SALOMON BROTHERS VARIABLE
SERIES FUND INC.
  Investors Fund              Seeks long-term growth of capital, and,        Salomon Brothers Asset Management
                              secondarily, current income, through           ("SBAM")
                              investments in common stocks of well-known
                              companies.

TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio   Seeks long-term growth of capital. Current     TIA
                              income is only an incidental consideration.    Subadviser: Alliance Capital
                              The Portfolio invests predominantly in equity  Management L.P.
                              securities of companies with a favorable
                              outlook for earnings and whose rate of growth
                              is expected to exceed that of the U.S.
                              economy over time.
  MFS Total Return            (a balanced portfolio) Seeks to obtain above-  TIA
  Portfolio                   average income (compared to a portfolio        Subadviser: Massachusetts
                              entirely invested in equity securities)        Financial Services Company ("MFS")
                              consistent with the prudent employment of
                              capital. Generally, at least 40% of the
                              Portfolio's assets are invested in equity
                              securities.

THE TRAVELERS SERIES TRUST
  Convertible Bond            Seeks current income and capital appreciation  TAMIC
  Portfolio                   by investing in convertible bond securities
                              and in combinations of nonconvertible
                              fixed-income securities and warrants or call
                              options that together resemble convertible
                              securities.
  Disciplined Mid Cap Stock   Seeks growth of capital by investing           TAMIC
  Portfolio                   primarily in a broadly diversified portfolio   Subadviser: TIMCO
                              of U.S. common stocks.
  Disciplined Small Cap       Seeks long term capital appreciation by        TAMIC
  Stock Portfolio             investing primarily (at least 65% of its       Subadviser: TIMCO
                              total assets) in the common stocks of U.S.
                              Companies with relatively small market
                              capitalizations at the time of investment.
  Equity Income Portfolio     Seeks reasonable income by investing at least  TAMIC
                              65% in income-producing equity securities.     Subadviser: Fidelity Management &
                              The balance may be invested in all types of    Research Co ("FMR")
                              domestic and foreign securities, including
                              bonds. The Portfolio seeks to achieve a yield
                              that exceeds that of the securities
                              comprising the S&P 500. The Subadviser also
                              considers the potential for capital
                              appreciation.

      FUNDING OPTION                      INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------
  Federated High Yield        Seeks high current income by investing         TAMIC
  Portfolio                   primarily in a professionally managed ,        Subadviser: Federated Investment
                              diversified portfolio of fixed income          Counseling, Inc.
                              securities.
  Federated Stock Portfolio   Seeks growth of income and capital by          TAMIC
                              investing principally in a professionally      Subadviser: Federated Investment
                              managed and diversified portfolio of common    Counseling, Inc.
                              stock of high-quality companies (i.e.,
                              leaders in their industries and characterized
                              by sound management and the ability to
                              finance expected growth).
  Large Cap Portfolio         Seeks long-term growth of capital by           TAMIC
                              investing primarily in equity securities of    Subadviser: FMR
                              companies with large market capitalizations.
  Lazard International        Seeks capital appreciation by investing        TAMIC Subadviser: Lazard Asset
  Stock Portfolio             primarily in the equity securities of          Management
                              non-United States companies (i.e.,
                              incorporated or organized outside the United
                              States).
  MFS Emerging Growth         Seeks to provide long-term growth of capital.  TAMIC
  Portfolio                   Dividend and interest income from portfolio    Subadviser: MFS
                              securities, if any, is incidental to the MFS
                              Portfolio's investment objective.
  MFS Mid Cap Growth          Seeks to obtain long-term growth of capital    TAMIC
  Portfolio                   by investing, under normal market conditions,  Subadviser: MFS at least 65% of its total assets in equity
                              securities of companies with medium market
                              capitalization which the investment adviser
                              believes have above-average growth potential.
  Travelers Quality Bond      Seeks current income, moderate capital         TAMIC
                              volatility and total return.

VARIABLE INSURANCE PRODUCTS
FUND II
  Contrafund(R)               Seeks long-term capital appreciation by        FMR
  Portfolio -- Service        investing primarily in common stocks of
  Class 2                     companies whose value the adviser believes is
                              not fully recognized by the public.

WARBURG PINCUS TRUST
  Emerging Markets            Seeks long-term growth of capital by           Credit Suisse Asset Management,
  Portfolio                   investing primarily in equity securities of    LLC.
                              non-U.S. issuers consisting of companies in
                              emerging securities markets.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
   PURCHASE MADE                         CHARGE
     1 or less                             6%
         2                                 6%
         3                                 5%
         4                                 5%
         5                                 4%
         6                                 3%
         7                                 2%
         8+                                0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any free withdrawal allowance (as described below), then

     (b) from any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (c) from any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - if an annuity payout has begun; or

     - if an income option of at least five year's duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous Contract year. The free withdrawal provision applies to all partial withdrawals. We reserve the right to not permit the provision on a full surrender. In Washington state, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $40,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $30 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the step-up value (if any, as described below).

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When an additional purchase payment is made, the step-up value will be increased by the amount of that purchase payment. When a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, the step-up value will be reset to equal that greater amount. The step-up value will not be reduced on these anniversary recalculations (provided no surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or partial surrenders.

PARTIAL SURRENDER REDUCTION. If you make a partial surrender, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/55,000) = 9,090


Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans:

        1) the contract value; or

        2) the total purchase payments made under the Contract less all partial withdrawals.

We must be notified no later than six months from the date of death in order for Us to make payment of proceeds as described above. If we receive notification more than six months after the date of death, the death benefit payable will be the contract value on the death report date, less any applicable premium tax and outstanding loans.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS


--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or
(c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday for nonqualified contracts or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the cash surrender value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $2,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the

Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Fund ABD for Variable Annuities ("Fund ABD") and the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"), respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD and Fund ABD II are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.


STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh

Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.

IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                       PERIOD           PERIOD              PERIOD            PERIOD FROM
                                       ENDED             ENDED               ENDED         DECEMBER 16, 1996
                                    DECEMBER 31,     DECEMBER 31,        DECEMBER 31,              TO
          FUNDING OPTION                1999             1998                1997          DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (4/97)
    Unit Value at beginning of
      period......................  $     2.046       $     1.283         $    1.032            $ 1.000
    Unit Value at end of period...        3.098             2.046              1.283              1.032
    Number of units outstanding at
      end of period...............   25,971,911        10,561,314            870,525                 --
MONEY MARKET PORTFOLIO (7/97)
    Unit Value at beginning of
      period......................  $     1.070       $     1.033         $    1.000                 --
    Unit Value at end of period...        1.107             1.070              1.033                 --
    Number of units outstanding at
      end of period...............   16,750,270         9,244,927            345,682                 --
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (6/98)
    Unit Value at beginning of
      period......................  $     0.901       $     1.000                 --                 --
    Unit Value at end of period...        0.866             0.901                 --                 --
    Number of units outstanding at
      end of Period...............      357,910            96,983                 --                 --
DREYFUS VARIABLE INVESTMENT FUND,
  INC.
  APPRECIATION PORTFOLIO* (5/98)
    Unit Value at beginning of
      period......................  $     1.112       $     1.000                 --                 --
    Unit Value at end of period...        1.223             1.112                 --                 --
    Number of units outstanding at
      end of Period...............    7,840,789         2,937,245                 --                 --
  SMALL CAP PORTFOLIO (5/98)
    Unit Value at beginning of
      period......................  $     0.871       $     1.000                 --                 --
    Unit Value at end of period...        1.058             0.871                 --                 --
    Number of units outstanding at
      end of period...............    3,387,052         1,435,805                 --                 --
GREENWICH STREET SERIES FUND:
  APPRECIATION PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     1.283       $     1.092         $    1.000                 --
    Unit Value at end of period...        1.431             1.283              1.092                 --
    Number of units outstanding at
      end of period...............    6,935,912         3,710,315            506,282                 --
  DIVERSIFIED STRATEGIC INCOME
    PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     1.100       $     1.048         $    1.000                 --
    Unit Value at end of period...        1.103             1.100              1.048                 --
    Number of units outstanding at
      end of period...............   10,783,437         7,076,327            733,829                 --
  EQUITY INDEX PORTFOLIO CLASS II
    (6/99)
    Unit Value at beginning of
      period......................  $     1.000                --                 --                 --
    Unit Value at end of period...        1.098
    Number of units outstanding at
      end of period...............      753,819                --                 --                 --
  TOTAL RETURN PORTFOLIO (5/98)
    Unit Value at beginning of
      period......................  $     0.953       $     1.000                 --                 --
    Unit Value at end of period...        1.146             0.953                 --                 --
    Number of units outstanding at
      end of period...............    1,958,751           708,254                 --                 --
SALOMON BROTHERS VARIABLE SERIES
  FUND, INC. (6/98):
  INVESTORS FUND
    Unit Value at beginning of
      period......................  $     1.029       $     1.000                 --                 --
    Unit Value at end of period...        1.132             1.029                 --                 --
    Number of units outstanding at
      end of period...............    3,905,967         1,764,644                 --                 --

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                       PERIOD           PERIOD              PERIOD            PERIOD FROM
                                       ENDED             ENDED               ENDED         DECEMBER 16, 1996
                                    DECEMBER 31,     DECEMBER 31,        DECEMBER 31,              TO
          FUNDING OPTION                1999             1998                1997          DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST:
  CONVERTIBLE BOND PORTFOLIO
    (8/98)
    Unit Value at beginning of
      period......................  $     1.000       $     1.000                 --                 --
    Unit Value at end of period...        1.170             1.000                 --                 --
    Number of units outstanding at
      end of Period...............    1,137,997           458,699                 --                 --
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     1.377       $     1.195         $    1.000                 --
    Unit Value at end of period...        1.541             1.377              1.195                 --
    Number of units outstanding at
      end of period...............    2,663,507         1,425,770            120,880                 --
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (6/98)
    Unit Value at beginning of
      period......................  $     0.894       $     1.000                 --                 --
    Unit Value at end of period...        1.061             0.894                 --                 --
    Number of units outstanding at
      end of Period...............    1,899,628           518,858                 --                 --
  EQUITY INCOME PORTFOLIO (5/97)
    Unit Value at beginning of
      period......................  $     1.484       $     1.339         $    1.026            $ 1.000
    Unit Value at end of period...        1.535             1.484              1.339              1.026
    Number of units outstanding at
      end of period...............   19,892,863        12,301,819            639,656                 --
  FEDERATED HIGH YIELD PORTFOLIO
    (5/97)
    Unit Value at beginning of
      period......................  $     1.177       $     1.140         $    1.000                 --
    Unit Value at end of period...        1.196             1.177              1.140                 --
    Number of units outstanding at
      end of period...............   10,237,038         7,715,310            620,667                 --
  FEDERATED STOCK PORTFOLIO (5/97)
    Unit Value at beginning of
      period......................  $     1.494       $     1.285         $    1.000                 --
    Unit Value at end of period...        1.552             1.494              1.285                 --
    Number of units outstanding at
      end of period...............    7,710,739         4,599,587            352,550                 --
  LARGE CAP PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     1.665       $     1.245         $    1.023            $ 1.000
    Unit Value at end of period...        2.123             1.665              1.245              1.023
    Number of units outstanding at
      end of period...............   15,562,311         6,662,550            491,869                 --
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO (5/97)
    Unit Value at beginning of
      period......................  $     1.216       $     1.095         $    1.027            $ 1.000
    Unit Value at end of period...        1.460             1.216              1.095              1.027
    Number of units outstanding at
      end of period...............   10,264,070         6,533,760            849,629                 --
  MFS EMERGING GROWTH PORTFOLIO
    (4/97)
    Unit Value at beginning of
      period......................  $     1.587       $     1.198         $    1.004            $ 1.000
    Unit Value at end of period...        2.766             1.587              1.198              1.004
    Number of units outstanding at
      end of period...............   11,222,748         5,891,811            528,553                 --
  MFS MID CAP GROWTH PORTFOLIO
    (4/98)
    Unit Value at beginning of
      period......................  $     0.985       $     1.000                 --                 --
    Unit Value at end of period...        1.595             0.985                 --                 --
    Number of units outstanding at
      end of period...............    3,220,420           696,846                 --                 --

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                       PERIOD           PERIOD              PERIOD            PERIOD FROM
                                       ENDED             ENDED               ENDED         DECEMBER 16, 1996
                                    DECEMBER 31,     DECEMBER 31,        DECEMBER 31,              TO
          FUNDING OPTION                1999             1998                1997          DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST:
  (CONT'D)
  TRAVELERS QUALITY BOND PORTFOLIO
    (5/97)
    Unit Value at beginning of
      period......................  $     1.131       $     1.057         $    1.001            $ 1.000
    Unit Value at end of period...        1.128             1.131              1.057              1.001
    Number of units outstanding at
      end of period...............   13,396,194         9,328,606            378,758                 --
WARBURG PINCUS TRUST (6/98)
  EMERGING MARKETS PORTFOLIO
    Unit Value at beginning of
      period......................  $     0.734       $     1.000                 --                 --
    Unit Value at end of period...        1.313             0.734                 --                 --
    Number of units outstanding at
      end of period...............      892,012           223,688                 --                 --
TRAVELERS SERIES FUND, INC.:
  ALLIANCE GROWTH PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     1.679       $     1.319         $    1.037            $ 1.000
    Unit Value at end of period...        2.189             1.679              1.319              1.037
    Number of units outstanding at
      end of period...............   25,024,627        13,211,206          1,062,634                 --
  MFS TOTAL RETURN PORTFOLIO
    (5/97)
    Unit Value at beginning of
      period......................  $     1.303       $     1.183         $    1.000                 --
    Unit Value at end of period...        1.319             1.303              1.183                 --
    Number of units outstanding at
      end of period...............   27,173,225        16,380,184            962,287                 --

The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them.

"Number of Units outstanding at end of period" may include units for Contract Owners in the payout phase.

The financial statements for Fund ABD and the consolidated financial statements of The Travelers Insurance Company and its subsidiaries are contained in the SAI.

    * Formerly Capital Appreciation Portfolio.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                            PERIOD             PERIOD              PERIOD            PERIOD FROM
                                            ENDED               ENDED               ENDED         DECEMBER 16, 1996
                                         DECEMBER 31,       DECEMBER 31,        DECEMBER 31,              TO
           FUNDING OPTION                    1999               1998                1997          DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (12/96)
    Unit Value at beginning of
      period.........................    $     2.046         $     1.283         $    1.032            $ 1.000
    Unit Value at end of period......    $     3.098               2.046              1.283              1.032
    Number of units outstanding at
      end of period..................     46,942,401          23,010,432          6,344,051             29,824
MONEY MARKET PORTFOLIO (2/97)
    Unit Value at beginning of
      period.........................    $     1.070         $     1.033         $    1.000                 --
    Unit Value at end of period......          1.107               1.070              1.033                 --
    Number of units outstanding at
      end of period..................     37,736,754          16,762,447          5,369,177                 --
DELAWARE GROUP PREMIUM FUND:
    REIT SERIES (5/98)
    Unit Value at beginning of
      period.........................    $     0.901         $     1.000                 --                 --
    Unit Value at end of period......          0.866               0.901                 --                 --
    Number of units outstanding at
      end of period..................      1,280,359             632,612                 --                 --
DREYFUS VARIABLE INVESTMENT FUND,
  INC:
    APPRECIATION PORTFOLIO (4/98)*
    Unit Value at beginning of
      period.........................    $     1.112         $     1.000                 --                 --
    Unit Value at end of period......          1.223               1.112                 --                 --
    Number of units outstanding at
      end of period..................     10,448,399           2,833,960                 --                 --
    SMALL CAP PORTFOLIO (4/98)
    Unit Value at beginning of
      period.........................    $     0.871         $     1.000                 --                 --
    Unit Value at end of period......          1.058               0.871                 --                 --
    Number of units outstanding at
      end of period..................      7,815,322           3,051,249                 --                 --
GREENWICH STREET SERIES FUND:
    APPRECIATION PORTFOLIO (6/97)
    Unit Value at beginning of
      period.........................    $     1.283         $     1.092         $    1.000                 --
    Unit Value at end of period......          1.431               1.283              1.092                 --
    Number of units outstanding at
      end of period..................     24,225,208          16,532,767          5,241,524                 --
    DIVERSIFIED STRATEGIC INCOME
      PORTFOLIO (6/97)
    Unit Value at beginning of
      period.........................    $     1.100         $     1.048         $    1.000                 --
    Unit Value at end of period......          1.103               1.100              1.048                 --
    Number of units outstanding at
      end of period..................     28,198,595          24,838,532          5,444,154                 --
    EQUITY INDEX PORTFOLIO CLASS II
      (5/99)
    Unit Value at beginning of
      period.........................    $     1.000                  --                 --                 --
    Unit Value at end of period......          1.098                  --                 --                 --
    Number of units outstanding at
      end of period..................      3,460,443                  --                 --                 --
    TOTAL RETURN PORTFOLIO (5/98)
    Unit Value at beginning of
      period.........................    $     0.953         $     1.000                 --                 --
    Unit Value at end of period......          1.146               0.953                 --                 --
    Number of units outstanding at
      end of period..................      4,963,010           1,281,704                 --                 --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.:
    INVESTORS FUND (4/98)
    Unit Value at beginning of
      period.........................    $     1.029         $     1.000                 --                 --
    Unit Value at end of period......          1.132               1.029                 --                 --
    Number of units outstanding at
      end of period..................      8,670,638           3,232,444                 --                 --
TRAVELERS SERIES FUND INC.:
    ALLIANCE GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of
      period.........................    $     1.679         $     1.319         $    1.037            $ 1.000
    Unit Value at end of period......          2.189               1.679              1.319              1.037
    Number of units outstanding at
      end of period..................     47,167,905          31,011,054          8,259,362              2,250

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            PERIOD             PERIOD              PERIOD            PERIOD FROM
                                            ENDED               ENDED               ENDED         DECEMBER 16, 1996
                                         DECEMBER 31,       DECEMBER 31,        DECEMBER 31,              TO
           FUNDING OPTION                    1999               1998                1997          DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------------
    MFS TOTAL RETURN PORTFOLIO (1/97)
    Unit Value at beginning of
      period.........................    $     1.303         $     1.183         $    1.000                 --
    Unit Value at end of period......          1.319               1.303              1.183                 --
    Number of units outstanding at
      end of period..................     54,290,552          42,017,841          9,959,634                 --
THE TRAVELERS SERIES TRUST:
    CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of
      period.........................    $     1.000         $     1.000                 --                 --
    Unit Value at end of period......    $     1.170               1.000                 --                 --
    Number of units outstanding at
      end of period..................      2,431,429             414,907                 --                 --
    DISCIPLINED MID CAP STOCK
      PORTFOLIO (6/97)
    Unit Value at beginning of
      period.........................    $     1.377         $     1.195         $    1.000                 --
    Unit Value at end of period......          1.541               1.377              1.195                 --
    Number of units outstanding at
      end of period..................      6,716,626           5,142,990          1,668,733                 --
    DISCIPLINED SMALL CAP STOCK
      PORTFOLIO (5/98)
    Unit Value at beginning of
      period.........................    $     0.894         $     1.000                 --                 --
    Unit Value at end of period......          1.061               0.894                 --                 --
    Number of units outstanding at
      end of period..................      1,202,404             450,528                 --                 --
    EQUITY INCOME PORTFOLIO (12/96)
    Unit Value at beginning of
      period.........................    $     1.484         $     1.339         $    1.026            $ 1.000
    Unit Value at end of period......          1.535               1.484              1.339              1.026
    Number of units outstanding at
      end of period..................     35,687,217          25,733,333          6,719,150             30,196
THE TRAVELERS SERIES TRUST
    FEDERATED HIGH YIELD PORTFOLIO
      (1/97)
    Unit Value at beginning of
      period.........................    $     1.177         $     1.140         $    1.000                 --
    Unit Value at end of period......          1.196               1.177              1.140                 --
    Number of units outstanding at
      end of period..................     22,260,856          18,811,555          4,566,993                 --
    FEDERATED STOCK PORTFOLIO (1/97)
    Unit Value at beginning of
      period.........................    $     1.494         $     1.285         $    1.000                 --
    Unit Value at end of period......          1.552               1.494              1.285                 --
    Number of units outstanding at
      end of period..................     14,406,177          11,892,834          3,816,999                 --
    LARGE CAP PORTFOLIO (12/96)
    Unit Value at beginning of
      period.........................    $     1.665         $     1.245         $    1.023            $ 1.000
    Unit Value at end of period......          2.123               1.665              1.245              1.023
    Number of units outstanding at
      end of period..................     28,051,763          15,040,703          4,815,848              7,800
    LAZARD INTERNATIONAL STOCK
      PORTFOLIO (12/96)
    Unit Value at beginning of
      period.........................    $     1.216         $     1.095         $    1.027            $ 1.000
    Unit Value at end of period......          1.460               1.216              1.095              1.027
    Number of units outstanding at
      end of period..................     25,226,349          17,270,810          5,694,288              5,702

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            PERIOD             PERIOD              PERIOD            PERIOD FROM
                                            ENDED               ENDED               ENDED         DECEMBER 16, 1996
                                         DECEMBER 31,       DECEMBER 31,        DECEMBER 31,              TO
           FUNDING OPTION                    1999               1998                1997          DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------------
    MFS EMERGING GROWTH PORTFOLIO
      (12/96)
    Unit Value at beginning of
      period.........................    $     1.587         $     1.198         $    1.004            $ 1.000
    Unit Value at end of period......          2.766               1.587              1.198              1.004
    Number of units outstanding at
      end of period..................     22,881,721          15,538,984          4,218,974             31,886
    MFS MID CAP GROWTH
      PORTFOLIO (4/98)
    Unit Value at beginning of
      period.........................    $     0.985         $     1.000                 --                 --
    Unit Value at end of period......          1.595               0.985                 --                 --
    Number of units outstanding at
      end of period..................      4,760,902             965,761                 --                 --
    TRAVELERS QUALITY BOND PORTFOLIO
      (12/96)
    Unit Value at beginning of
      period.........................    $     1.131         $     1.057         $    1.001            $ 1.000
    Unit Value at end of period......          1.128               1.131              1.057              1.001
    Number of units outstanding at
      end of period..................     26,069,226          15,435,236          3,137,736             95,203
WARBURG PINCUS TRUST:
    EMERGING MARKETS PORTFOLIO (5/98)
    Unit Value at beginning of
      period.........................    $     0.734         $     1.000                 --                 --
    Unit Value at end of period......          1.313               0.734                 --                 --
    Number of units outstanding at
      end of period..................      2,521,807             780,839                 --                 --

The Company began tracking the Accumulation Unit values in 1996, however, the Separate Account held no assets until 1997.

Funding Options not listed had no amounts yet allocated to them.

"Number of units outstanding at end of period" may include units for contract owners in the payout phase.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The financial statements for Fund ABD II and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.
---------------

    * Formerly Capital Appreciation Portfolio.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Performance Information
                       Mixed and Shared Funding
                       Federal Tax Considerations
                       Independent Accountants
                       Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20686S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20687S.

Name:

Address:

L-21166                                                       May 1, 2000

            TRAVELERS PREMIER ADVISERS VARIABLE ANNUITY PROSPECTUS:
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PREMIER ADVISERS, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/ or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:

   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     Active International Allocation Portfolio
     Emerging Markets Equity Portfolio
     Equity Growth Portfolio
     Global Equity Portfolio
     Mid Cap Growth Portfolio
     Mid Cap Value Portfolio
     Technology Portfolio
     Value Portfolio
   SALOMON BROTHERS VARIABLE SERIES FUND,
     INC.
     Capital Fund
     High Yield Bond Fund
     Investors Fund
     Small Cap Growth Fund
     Strategic Bond Fund
   VAN KAMPEN LIFE INVESTMENT TRUST
     Comstock Portfolio
     Domestic Income Portfolio
     Emerging Growth Portfolio
     Enterprise Portfolio
     Government Portfolio
     Growth and Income Portfolio
     Money Market Portfolio
     Morgan Stanley Real Estate Securities
        Portfolio

The Fixed Account is described in Appendix C. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about The Travelers Fund ABD for Variable Annuities or The Travelers Fund ABD II for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms................       2
Summary...............................       3
Fee Table.............................       6
Condensed Financial Information.......       9
The Annuity Contract..................       9
  Contract Owner Inquiries............       9
  Purchase Payments...................       9
  Accumulation Units..................       9
  The Funding Options.................      10
Charges and Deductions................      12
  General.............................      12
  Withdrawal Charge...................      12
  Free Withdrawal Allowance...........      13
  Administrative Charges..............      13
  Mortality and Expense Risk Charge...      13
  Funding Option Expenses.............      14
  Premium Tax.........................      14
  Changes in Taxes Based Upon Premium
     or Value.........................      14
Transfers.............................      14
  Dollar Cost Averaging...............      14
Access to Your Money..................      15
  Systematic Withdrawals..............      15
  Loans...............................      16
Ownership Provisions..................      16
  Types of Ownership..................      16
  Contract Owner......................      16
  Beneficiary.........................      16
  Annuitant...........................      16
Death Benefit.........................      17
  Death Proceeds Before the Maturity
     Date.............................      17
  Payment of Proceeds.................      18
  Death Proceeds After the Maturity
     Date.............................      19
The Annuity Period....................      19
  Maturity Date.......................      19
  Allocation of Annuity...............      20
  Variable Annuity....................      20
  Fixed Annuity.......................      21
Payment Options.......................      21
  Election of Options.................      21
  Annuity Options.....................      21
  Income Options......................      22
Miscellaneous Contract Provisions.....      22
     Right to Return..................      22
     Termination......................      22
     Required Reports.................      23
     Suspension of Payments...........      23
     Transfers of Contract Values to
       Other Annuities................      23
The Separate Accounts.................      23
     Performance Information..........      23
Federal Tax Considerations............      24
     General Taxation of Annuities....      24
     Types of Contracts: Qualified or
       Nonqualified...................      24
     Nonqualified Annuity Contracts...      25
     Qualified Annuity Contracts......      25
     Penalty Tax for Premature
       Distributions..................      25
     Diversification Requirements for
       Variable Annuities.............      26
     Ownership of the Investments.....      26
     Mandatory Distributions for
       Qualified Plans................      26
     Taxation of Death Benefit
       Proceeds.......................      26
Other Information.....................      27
     The Insurance Companies..........      27
     Financial Statements.............      27
     IMSA.............................      27
     Distribution of Variable Annuity
       Contracts......................      27
     Conformity with State and Federal
       Laws...........................      27
     Voting Rights....................      28
     Legal Proceedings and Opinions...      28
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Fund ABD.........     A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Fund ABD II....     B-1
Appendix C: Fixed Account.............     C-1
Appendix D: Contents of the Statement
  of Additional Information...........     D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................       9
Accumulation Period...................       9
Annuitant.............................      16
Annuity Payments......................       9
Annuity Unit..........................       9
Contingent Annuitant..................      16
Contract Date.........................       9
Contract Owner (You, Your)............      16
Contract Value........................       9
Contract Year.........................       9
Death Report Date.....................      17
Funding Option(s).....................      10
Joint Owner...........................      16
Maturity Date.........................       9
Purchase Payment......................       9
Underlying Fund.......................      10
Written Request.......................       9

                                    SUMMARY:
                           TRAVELERS PREMIER ADVISERS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchase your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.

Your issuing company is Travelers Life and Annuity Company unless you purchased your contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.

Bahamas                            North Carolina
British Virgin Islands             Oregon(1)
Guam                               Puerto Rico
Kansas                             Tennessee
Maine                              U.S. Virgin Islands
New Hampshire                      Washington(1)
New Jersey                         Wyoming
New York

---------------
(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your Contract or ask your agent for more information.

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. This Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options or income options.

Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $40,000 the Company deducts an annual contract administrative charge of $30. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually. The M&E charge is 1.25% of the amounts you direct to the variable funding options. Each underlying Fund also charges for management and other expenses.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments, credits and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any credits and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. No sales charge will apply. Of course, you may have to pay income taxes and a tax penalty on any money you take out.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

    WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn)

                YEARS SINCE PURCHASE                   WITHDRAWAL
                    PAYMENT MADE                         CHARGE
                         0-1                               6%
                          2                                6%
                          3                                5%
                          4                                5%
                          5                                4%
                          6                                3%
                          7                                2%
                     8 and over                            0%
    ANNUAL CONTRACT ADMINISTRATIVE CHARGE                 $30
      (Waived if contract value is $40,000 or
    more)

ANNUAL SEPARATE ACCOUNT CHARGES (as a percentage of the average daily net assets of the Separate Account)

      Mortality & Expense Risk Charge.............................   1.25%
      Administrative Expense Charge...............................   0.15%
                                                                     -----
        Total Separate Account Charges............................   1.40%

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)

                                                                                              TOTAL ANNUAL
                                                            MANAGEMENT          OTHER           OPERATING
                                                               FEE            EXPENSES          EXPENSES
                                                          (AFTER EXPENSE   (AFTER EXPENSE    (AFTER EXPENSE
FUNDING OPTIONS:                                          REIMBURSEMENT)   REIMBURSEMENT)    REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Active International Allocation Portfolio...............      0.00%             1.15%             1.15%(1)
Emerging Markets Equity Portfolio.......................      0.42%             1.37%             1.79%(1)
Equity Growth Portfolio.................................      0.29%             0.56%             0.85%(1)
Global Equity Portfolio.................................      0.47%             0.68%             1.15%(1)
Mid Cap Growth Portfolio................................      0.00%             1.05%             1.05%(1)
Mid Cap Value Portfolio.................................      0.43%             0.62%             1.05%(1)
Technology Portfolio....................................      0.00%             1.15%             1.15%(1)
Value Portfolio.........................................      0.18%             0.67%             0.85%(1)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
Capital Fund............................................      0.00%             1.00%             1.00%(2)
High Yield Bond Fund....................................      0.00%             1.00%             1.00%(2)
Investors Fund..........................................      0.53%             0.45%             0.98%(2)
Small Cap Growth Fund...................................      0.00%             1.50%             1.50%(2)
Strategic Bond Fund.....................................      0.27%             0.73%             1.00%(2)
VAN KAMPEN LIFE INVESTMENT TRUST
Comstock Portfolio......................................      0.00%             0.95%             0.95%(3)
Domestic Income Portfolio...............................      0.01%             0.60%             0.61%(3)
Emerging Growth Portfolio...............................      0.67%             0.18%             0.85%(3)
Enterprise Portfolio....................................      0.48%             0.12%             0.60%(3)
Government Portfolio....................................      0.36%             0.24%             0.60%(3)
Growth and Income Portfolio.............................      0.43%             0.32%             0.75%(3)
Money Market Portfolio..................................      0.19%             0.43%             0.62%(3)
Morgan Stanley Real Estate Securities Portfolio.........      0.97%             0.13%             1.10%(3)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(1) The Advisers, with respect to the Portfolios listed in the Universal Institutional Fund Inc. have voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as Investment Adviser if such fees would cause Total Annual Operating Expenses to exceed the amounts set forth in the tables above. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a portfolio, if any, the Advisers exclude from total annualized operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the EMERGING MARKETS EQUITY PORTFOLIO are 0.04% of such investment related expenses. Absent fee waivers and/or reimbursements, the expenses would have been:

                                                                                    TOTAL ANNUAL
                                                            MANAGEMENT    OTHER      OPERATING
PORTFOLIO                                                      FEES      EXPENSES     EXPENSES
------------------------------------------------------------------------------------------------
Active International Allocation Portfolio.................    0.80%        1.83%        2.63%
Emerging Markets Equity Portfolio.........................    1.25%        1.37%        2.62%
Equity Growth Portfolio...................................    0.55%        0.56%        1.11%
Global Equity Portfolio...................................    0.80%        0.68%        1.48%
Mid Cap Growth Portfolio..................................    0.75%        7.31%        8.06%
Mid Cap Value Portfolio...................................    0.75%        0.62%        1.37%
Technology Portfolio......................................    0.80%       11.77%       12.57%
Value Portfolio...........................................    0.55%        0.67%        1.22%

(2) Reflects the voluntary agreement by Salomon Brothers Asset Management to impose an expense cap for the fiscal year ending December 31, 1999 on the Total Annual Operating Expenses of each fund at the amount shown in the table through the reimbursement of expenses. Absent fee waivers and/or reimbursements, the expenses would have been:

                                                                                    TOTAL ANNUAL
                                                            MANAGEMENT    OTHER      OPERATING
PORTFOLIO                                                      FEES      EXPENSES     EXPENSES
------------------------------------------------------------------------------------------------
Capital Fund..............................................    0.85%        1.14%        1.99%
High Yield Bond Fund......................................    0.75%        1.05%        1.80%
Investors Fund............................................    0.70%        0.45%        1.15%
Small Cap Growth Fund.....................................    0.75%       15.61%       16.36%
Strategic Bond Fund.......................................    0.75%        0.73%        1.48%

(3) Van Kampen has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser if such fees would cause the Total Annual Operating Expenses to exceed the amounts set forth in the table above. The ratio of expenses to average net assets does not reflect credits earned on overnight cash balances for the DOMESTIC INCOME PORTFOLIO and the MONEY MARKET PORTFOLIO. Absent fee waivers and/or reimbursements, the expenses would have been:

                                                                                    TOTAL ANNUAL
                                                            MANAGEMENT    OTHER      OPERATING
PORTFOLIO                                                      FEES      EXPENSES     EXPENSES
------------------------------------------------------------------------------------------------
Comstock Portfolio........................................    0.60%        9.76%       10.36%
Domestic Income Portfolio.................................    0.50%        0.60%        1.10%
Emerging Growth Portfolio.................................    0.70%        0.18%        0.88%
Enterprise Portfolio......................................    0.50%        0.12%        0.62%
Government Portfolio......................................    0.50%        0.24%        0.74%
Growth and Income Portfolio...............................    0.60%        0.32%        0.92%
Money Market Portfolio....................................    0.50%        0.43%        0.93%
Morgan Stanley Real Estate Securities Portfolio...........    1.00%        0.13%        1.13%

EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

                                                                                               IF CONTRACT IS NOT SURRENDERED
                                                   IF CONTRACT IS SURRENDERED AT THE                OR ANNUITIZED AT END
                                                         END OF PERIOD SHOWN:                         OF PERIOD SHOWN:
---------------------------------------------------------------------------------------------------------------------------------
FUNDING OPTION                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL INSTITUTIONAL FUNDS, INC.
Active International Allocation Portfolio......   $86      $130      $176       $290         $26       $80      $136       $290
Emerging Markets Equity Portfolio..............    92       149       207        350          32        99       167        350
Equity Growth Portfolio........................    86       130       177        290          26        80       137        290
Global Equity Portfolio........................    86       130       176        290          26        80       136        290
Mid Cap Growth Portfolio.......................    85       127       171        280          25        77       131        280
Mid Cap Value Portfolio........................    85       127       171        280          25        77       131        280
Technology Portfolio...........................    86       130       176        290          26        80       136        290
Value Portfolio................................    83       121       161        260          23        71       121        260
SALOMON BROTHERS VARIABLE SERIES FUND INC.
Capital Fund...................................    84       125       169        275          24        75       129        275
High Yield Bond Fund...........................    84       125       169        275          24        75       129        275
Investors Fund.................................    84       125       169        275          24        75       129        275
Small Cap Growth Fund..........................    89       140       193        323          29        90       153        323
Strategic Bond Fund............................    84       125       169        275          24        75       129        275
VAN KAMPEN LIFE INVESTMENT TRUST
Comstock Portfolio.............................    84       124       166        270          24        74       126        270
Domestic Income Portfolio......................    81       113       149        235          21        63       109        235
Emerging Growth Portfolio......................    83       121       161        260          23        71       121        260
Enterprise Portfolio...........................    80       113       148        234          20        63       108        234
Government Portfolio...........................    80       113       148        234          20        63       108        234
Growth and Income Portfolio....................    82       118       156        249          22        68       116        249
Money Market Portfolio.........................    81       114       149        236          21        64       109        236
Morgan Stanley Real Estate Securities
 Portfolio.....................................    85       128       174        285          25        78       134        285

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.01% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Premier Advisers is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. Travelers has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-599-9460 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

-------------------------------------------------------------------------------------------------------------------
              FUNDING                                    INVESTMENT                              INVESTMENT
               OPTION                                     OBJECTIVE                          ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
    Active International Allocation   Seeks above-average capital appreciation by        Morgan Stanley Dean Witter
    Portfolio                         investing in a highly diversified mix of equity    Investment Management Inc.
                                      securities of non-U.S. issuers.                    ("MSDW")
    Emerging Markets Equity           Seeks long-term capital appreciation by investing  MSDW
    Portfolio                         primarily in equity securities of emerging market
                                      country issuers with a focus on those in which
                                      the adviser believes the economies are developing
                                      strongly and in which the markets are becoming
                                      more sophisticated.
    Equity Growth Portfolio           Seeks to maximize long-term capital appreciation   MSDW
                                      by investing primarily in the equity securities
                                      of U.S. and, to a limited extent, foreign
                                      companies that exhibit strong or accelerating
                                      growth earnings.
    Global Equity Portfolio           Seeks long-term capital appreciation by investing  MSDW
                                      primarily in equity securities of issuers
                                      throughout the world, including the U.S.
    Mid Cap Growth Portfolio          Seeks long-term capital growth by investing        Miller Anderson & Sherrerd
                                      primarily in common stocks and other equity        ("MAS")
                                      securities.
    Mid Cap Value Portfolio           Seeks above-average total return over a market     MSDW
                                      cycle of three to five years by investing in
                                      common stock and other equity securities of
                                      issuers with equity capitalizations in the range
                                      of the companies represented in the S&P Mid Cap
                                      400 Index (currently $100 million to $8 billion).
    Technology Portfolio              Seeks long-term capital appreciation by investing  MSDW
                                      primarily in equity securities of companies that
                                      the investment adviser expects to benefit from
                                      their involvement in technology or
                                      technolgy-related industries.
    Value Portfolio                   Seeks above-average total return over a market     MAS
                                      cycle of three to five years by investing
                                      primarily in a diversified portfolio of common
                                      stocks and other equity securities that the
                                      adviser believes to be relatively undervalued
                                      based on various measures such as price earnings
                                      ratios and price book ratios.

-------------------------------------------------------------------------------------------------------------------
              FUNDING                                    INVESTMENT                              INVESTMENT
               OPTION                                     OBJECTIVE                          ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES
FUND, INC.
    Capital Fund                      Seeks capital appreciation, primarily through      Salomon Brothers Asset
                                      investments in common stocks which are believed    Management ("SBAM")
                                      to have above-average price appreciation
                                      potential and which may involve above average
                                      risk.
    High Yield Bond Fund              Seeks to maximize current income, and,             SBAM
                                      secondarily, to seek capital appreciation through
                                      investments in medium or lower rating categories.
    Investors Fund                    Seeks long-term growth of capital, and,            SBAM
                                      secondarily, current income, through investments
                                      in common stocks of well-known companies.
    Small Cap Growth Fund             Seeks long-term growth of capital by investing     SBAM
                                      primarily in equity securities of companies with
                                      market capitalizations similar to that of
                                      companies included in the Russell 2000 Index.
    Strategic Bond Fund               Seeks a high level of current income. As a         SBAM
                                      secondary objective, the portfolio will seek
                                      capital appreciation.
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio                Seeks capital growth and income through            Van Kampen Asset
                                      investments in equity securities                   Management, Inc. ("VKAM")
    Domestic Income Portfolio         Seeks current income primarily and capital         VKAM
                                      appreciation as a secondary objective only when
                                      consistent with its primary investment objective.
                                      The Portfolio attempts to achieve these
                                      objectives through investment primarily in a
                                      diversified portfolio of fixed-income securities.
                                      The Portfolio may invest in investment grade
                                      securities and lower rated and nonrated
                                      securities. Lower rated securities (commonly
                                      known as "junk bonds") are regarded by the rating
                                      agencies as predominantly speculative with
                                      respect to the issuer's continuing ability to
                                      meet principal and interest payments.
    Emerging Growth Portfolio         Seeks capital appreciation by investing primarily  VKAM
                                      in common stocks of companies considered to be
                                      emerging growth companies.
    Enterprise Portfolio              Seeks capital appreciation through investments     VKAM
                                      believed by the Adviser to have above-average
                                      potential for capital appreciation.
    Government Portfolio              Seeks to provide investors with a high current     VKAM
                                      return consistent with preservation of capital by
                                      investing primarily in debt securities issued or
                                      guaranteed by the U.S. government, its agencies
                                      or instrumentalities.
    Growth and Income Portfolio       Seeks long-term growth of capital and income by    VKAM
                                      investing primarily in income-producing equity
                                      securities, including common stocks and
                                      convertible securities.
    Money Market Portfolio            Seeks protection of capital and high current       VKAM
                                      income through investments in money market
                                      instruments. Investments in the Money Market
                                      Portfolio are neither insured nor guaranteed by
                                      the U.S. Government. Although the Money Market
                                      Portfolio seeks to maintain a stable net asset
                                      value of $1.00 per share, there is no assurance
                                      that it will be able to do so.
    Morgan Stanley Real Estate        Seeks long-term growth of capital, with current    VKAM
    Securities Portfolio              income as a secondary consideration, by investing
                                      principally in securities of companies operating
                                      in the real estate industry ("Real Estate
                                      Securities). A "real estate industry company" is
                                      a company that derives at least 50% of its assets
                                      (market to market), gross income or net profits
                                      from the ownership, construction, management or
                                      sale of residential, commercial or industrial
                                      real estate.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
        0-1                                6%
         2                                 6%
         3                                 5%
         4                                 5%
         5                                 4%
         6                                 3%
         7                                 2%
    8 and over                             0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any purchase payment to which no withdrawal charge applies, and then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) from any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) from any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - if an annuity payout has begun

     - due to a minimum distribution under our minimum distribution rules then in effect; or

     - if an income option of at least five year's duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous Contract year. The free withdrawal provision applies to all partial withdrawals. We reserve the right to not permit the provision on a full surrender. In Washington state, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $40,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $30 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun, or

       (3) if the contract value on the date of assessment equals or is greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals, on an annual basis, 1.25% of the amounts held in the variable funding options. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent. Please refer to Appendix C for information regarding transfers between the Fixed Account and the variable funding options.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax or outstanding loans:

          (1) the contract value;

          (2) the total purchase payments made under the Contract less all partial withdrawals; or

          (3) the step-up values (if any, as described below).

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When an additional purchase payment is made, the step-up value will be increased by the amount of that purchase payment. When a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, the step-up value will be reset to equal that greater amount. The step-up value will not be reduced on these anniversary recalculations (provided no surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or partial surrenders.

PARTIAL SURRENDER REDUCTION. If you make a partial surrender, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

          (1) the contract value; or

          (2) the total purchase payments made under the Contract less all partial withdrawals.

We must be notified no later than six months from the date of death in order for Us to make payment of proceeds as described above. If we receive notification more than six months after the date of death, the death benefit payable will be the contract value on the death report date, less any applicable premium tax and outstanding loans.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or
(c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday, or ten years after the effective date of the contract, if later, for nonqualified contracts. (In certain states, the maturity date elected may not be later than the annuitant's 90th birthday; refer to your Contract.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Fund ABD for Variable Annuities ("Fund ABD") and the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"), respectively. Both Fund ABD and Fund ABD II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD and Fund ABD II are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.

IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                                  APPENDIX A:
                           TRAVELERS PREMIER ADVISERS
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                               PERIOD FROM
                                                                              MAY 28, 1998
                                                              YEAR ENDED   (EFFECTIVE DATE) TO
                       FUNDING OPTION                            1999       DECEMBER 31, 1998
----------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.:
    EMERGING MARKETS EQUITY PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.769       $    1.000
    Unit Value at end of period.............................       1.476            0.769
    Number of units outstanding at end of period............     238,502           27,410
    GLOBAL EQUITY PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.991       $    1.000
    Unit Value at end of period.............................       1.017            0.991
    Number of units outstanding at end of period............     508,044          163,749
    MID CAP VALUE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.042       $    1.000
    Unit Value at end of period.............................       1.235            1.042
    Number of units outstanding at end of period............     818,991          219,618
    VALUE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.880       $    1.000
    Unit Value at end of period.............................       0.852            0.880
    Number of units outstanding at end of period............     853,765          258,345
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
    CAPITAL FUND (5/98)
    Unit Value at beginning of period.......................  $    1.084       $    1.000
    Unit Value at end of period.............................       1.305            1.084
    Number of units outstanding at end of period............     216,465           55,964
    YIELD BOND FUND (5/98)
    Unit Value at beginning of period.......................  $    0.991       $    1.000
    Unit Value at end of period.............................       1.032            0.991
    Number of units outstanding at end of period............     208,039          117,685
    INVESTORS FUND (4/98)
    Unit Value at beginning of period.......................  $    1.029       $    1.000
    Unit Value at end of period.............................       1.132            1.029
    Number of units outstanding at end of period............   3,905,967        1,764,644
    STRATEGIC BOND FUND (5/98)
    Unit Value at beginning of period.......................  $    1.037       $    1.000
    Unit Value at end of period.............................       1.026            1.037
    Number of units outstanding at end of period............     344,250          127,127
VAN KAMPEN LIFE INVESTMENT TRUST:
    COMSTOCK PORTFOLIO (5/99)
    Unit Value at beginning of year.........................  $    1.000               --
    Unit Value at end of year...............................       0.916               --
    Number of units outstanding at end of year..............      65,606               --
    DOMESTIC INCOME PORTFOLIO (6/98)
    Unit Value at beginning of period.......................  $    1.019       $    1.000
    Unit Value at end of period.............................       0.983            1.019
    Number of units outstanding at end of period............     533,733          116,317
    EMERGING GROWTH PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.204       $    1.000
    Unit Value at end of period.............................       2.426            1.204
    Number of units outstanding at end of period............     483,237           27,189
    ENTERPRISE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.083       $    1.000
    Unit Value at end of period.............................       1.344            1.083
    Number of units outstanding at end of period............     953,537          233,972

                                  APPENDIX A:
                           TRAVELERS PREMIER ADVISERS
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                               PERIOD FROM
                                                                              MAY 28, 1998
                                                              YEAR ENDED   (EFFECTIVE DATE) TO
                       FUNDING OPTION                            1999       DECEMBER 31, 1998
----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CONT'D.)
    GOVERNMENT PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.052       $    1.000
    Unit Value at end of period.............................       1.003            1.052
    Number of units outstanding at end of period............     333,180          347,758
    GROWTH AND INCOME PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.030       $    1.000
    Unit Value at end of period.............................       1.147            1.030
    Number of units outstanding at end of period............   1,105,415          292,761
    MONEY MARKET PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.023       $    1.000
    Unit Value at end of period.............................       1.055            1.023
    Number of units outstanding at end of period............     545,168          637,874
    REAL ESTATE SECURITIES PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.909       $    1.000
    Unit Value at end of period.............................       0.866            0.909
    Number of units outstanding at end of period............     105,964           66,511

The Separate Account became effective on June 24, 1996, although this product became active within this Separate Account in 1998. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD are contained in the Annual Report, which is filed with the Securities and Exchange Commission. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

                                  APPENDIX B:

                           TRAVELERS PREMIER ADVISERS

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                              *PERIOD FROM
                                                                              APRIL 8, 1998
                                                              YEAR ENDED   (EFFECTIVE DATE) TO
                       FUNDING OPTION                            1999       DECEMBER 31, 1998
----------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.:
    EMERGING MARKETS EQUITY PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.769       $    1.000
    Unit Value at end of period.............................       1.476            0.769
    Number of units outstanding at end of period............   1,187,791          325,885
    GLOBAL EQUITY PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.991       $    1.000
    Unit Value at end of period.............................       1.017            0.991
    Number of units outstanding at end of period............   4,937,653        2,791,215
    MID CAP VALUE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.042       $    1.000
    Unit Value at end of period.............................       1.235            1.042
    Number of units outstanding at end of period............   5,752,898        3,208,568
    VALUE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.880       $    1.000
    Unit Value at end of period.............................       0.852            0.880
    Number of units outstanding at end of period............   6,166,448        2,812,523
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
    CAPITAL FUND (5/98)
    Unit Value at beginning of period.......................  $    1.084       $    1.000
    Unit Value at end of period.............................       1.305            1.084
    Number of units outstanding at end of period............   2,802,945        1,220,503
    HIGH YIELD BOND FUND (5/98)
    Unit Value at beginning of period.......................  $    0.991       $    1.000
    Unit Value at end of period.............................       1.032            0.991
    Number of units outstanding at end of period............   3,085,254        2,965,625
    INVESTORS FUND (4/98)
    Unit Value at beginning of period.......................  $    1.029       $    1.000
    Unit Value at end of period.............................       1.132            1.029
    Number of units outstanding at end of period............   8,670,638        3,232,444
    STRATEGIC BOND FUND (5/98)
    Unit Value at beginning of period.......................  $    1.037       $    1.000
    Unit Value at end of period.............................       1.026            1.037
    Number of units outstanding at end of period............   3,695,681        1,887,776
VAN KAMPEN LIFE INVESTMENT TRUST:
    COMSTOCK PORTFOLIO (5/99)
    Unit Value at beginning of period.......................  $    1.000
    Unit Value at end of period.............................       0.916
    Number of units outstanding at end of period............     592,847
    DOMESTIC INCOME PORTFOLIO (6/98)
    Unit Value at beginning of period.......................  $    1.019       $    1.000
    Unit Value at end of period.............................       0.983            1.019
    Number of units outstanding at end of period............   2,370,354          922,300

                                  APPENDIX B:

                           TRAVELERS PREMIER ADVISERS

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                              *PERIOD FROM
                                                                              APRIL 8, 1998
                                                              YEAR ENDED   (EFFECTIVE DATE) TO
                       FUNDING OPTION                            1999       DECEMBER 31, 1998
----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CONT'D.)
    EMERGING GROWTH PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.204       $    1.000
    Unit Value at end of period.............................       2.426            1.204
    Number of units outstanding at end of period............   4,454,847        1,147,906
    ENTERPRISE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.083       $    1.000
    Unit Value at end of period.............................       1.344            1.083
    Number of units outstanding at end of period............   6,294,366        1,807,065
    GOVERNMENT PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.052       $    1.000
    Unit Value at end of period.............................       1.003            1.052
    Number of units outstanding at end of period............   1,781,637          754,724
    GROWTH AND INCOME PORTFOLIO(5/98)
    Unit Value at beginning of period.......................  $    1.030       $    1.000
    Unit Value at end of period.............................       1.147            1.030
    Number of units outstanding at end of period............   6,242,006        2,274,752
    MONEY MARKET PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.023       $    1.000
    Unit Value at end of period.............................       1.055            1.023
    Number of units outstanding at end of period............   7,282,651        4,773,944
    V. KAMPEN LIT REAL ESTATE SECURITIES PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.909       $    1.000
    Unit Value at end of period.............................       0.866            0.909
    Number of units outstanding at end of period............   1,437,131          693,461

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD II are contained in the Annual Report filed with the Securities and Exchange Commission. The financial statements of The Travelers Life and Annuity Company are contained in the SAI.

* The Travelers Fund ABD II for Variable Annuities first became effective June 24, 1996 although this product became active within this Separate Account on April 8, 1998.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Mixed and Shared Funding
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20686S, and the The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20687S.

Name:
---------------------------------------------------------------

Address:
---------------------------------------------------------------

        -----------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-21249                                                              May 1, 2000